American Balanced Fund®
Investment portfolio
March 31, 2021
unaudited
Common stocks 63.34% Information technology 13.90%	Shares	Value (000)
Microsoft Corp.	30,764,823	$7,253,422
Broadcom Inc.	10,127,400	4,695,670
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	29,760,100	3,520,025
ASML Holding NV (New York registered) (ADR)	2,767,000	1,708,235
ASML Holding NV1	984,500	600,485
Intel Corp.	20,839,356	1,333,719
KLA Corp.	2,475,011	817,744
Fidelity National Information Services, Inc.	5,134,027	721,895
Mastercard Inc., Class A	1,963,485	699,099
Visa Inc., Class A	2,833,100	599,852
Apple Inc.	4,549,200	555,685
Applied Materials, Inc.	3,609,100	482,176
VeriSign, Inc.[2]	2,200,000	437,272
TE Connectivity Ltd.	3,118,900	402,681
NortonLifeLock Inc.	18,361,000	390,355
Advanced Micro Devices, Inc.[2]	4,730,000	371,305
Analog Devices, Inc.	2,000,000	310,160
Samsung Electronics Co., Ltd.[1]	3,961,000	286,107
Shopify Inc., Class A, subordinate voting shares[2]	256,000	283,264
Adobe Inc.[2]	568,593	270,292
FleetCor Technologies, Inc.[2]	993,500	266,884
PayPal Holdings, Inc.[2]	800,000	194,272
Automatic Data Processing, Inc.	948,500	178,764
Keyence Corp.[1]	320,000	146,063
Paychex, Inc.	1,481,000	145,167
Snowflake Inc., Class A2	77,206	17,702
		26,688,295
Health care 8.47%
UnitedHealth Group Inc.	10,656,100	3,964,815
Pfizer Inc.	45,740,520	1,657,179
Cigna Corp.	6,500,439	1,571,416
Gilead Sciences, Inc.	20,718,500	1,339,037
Thermo Fisher Scientific Inc.	2,918,215	1,331,815
Johnson & Johnson	6,400,000	1,051,840
CVS Health Corp.	13,900,000	1,045,697
AstraZeneca PLC[1]	7,071,947	705,213
Eli Lilly and Company	3,568,300	666,630
Merck & Co., Inc.	7,090,261	546,588
Centene Corp.[2]	8,345,988	533,392
Abbott Laboratories	3,083,900	369,575
Daiichi Sankyo Company, Ltd.[1]	7,530,000	220,101
Anthem, Inc.	600,900	215,693
Novartis AG1	2,200,000	187,930
Boston Scientific Corp.[2]	4,225,000	163,296
ResMed Inc.	791,000	153,470
Baxter International Inc.	1,739,600	146,718
American Balanced Fund — Page 1 of 50

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Regeneron Pharmaceuticals, Inc.[2]	300,000	$141,942
Vertex Pharmaceuticals Inc.[2]	450,000	96,701
Teladoc Health, Inc.[2]	500,000	90,875
Viatris Inc.[2]	3,666,370	51,219
		16,251,142
Financials 7.99%
JPMorgan Chase & Co.	16,708,749	2,543,573
BlackRock, Inc.	1,527,700	1,151,825
Chubb Ltd.	6,575,850	1,038,787
Bank of America Corp.	24,050,000	930,495
Synchrony Financial	22,015,000	895,130
Capital One Financial Corp.	6,100,000	776,103
Citigroup Inc.	10,400,000	756,600
PNC Financial Services Group, Inc.	3,700,000	649,017
Discover Financial Services	5,595,000	531,469
S&P Global Inc.	1,436,128	506,766
The Blackstone Group Inc.	6,798,732	506,709
Intercontinental Exchange, Inc.	4,385,600	489,784
HDFC Bank Ltd.[1,2]	22,645,000	460,847
Truist Financial Corp.	7,166,000	417,921
East West Bancorp, Inc.	4,962,913	366,263
Travelers Companies, Inc.	2,422,841	364,395
CME Group Inc., Class A	1,703,000	347,804
Fifth Third Bancorp	9,170,000	343,417
KeyCorp	15,848,242	316,648
Berkshire Hathaway Inc., Class B2	1,020,200	260,630
Aon PLC, Class A	1,108,000	254,962
Willis Towers Watson PLC	1,108,000	253,599
Nasdaq, Inc.	1,494,400	220,364
RenaissanceRe Holdings Ltd.	1,367,000	219,062
Toronto-Dominion Bank (CAD denominated)	3,146,360	205,201
AIA Group Ltd.[1]	15,670,000	190,633
Progressive Corp.	1,200,000	114,732
Marsh & McLennan Companies, Inc.	865,000	105,357
KKR & Co. Inc.	1,721,400	84,090
Arch Capital Group Ltd.[2]	940,000	36,068
		15,338,251
Communication services 6.02%
Comcast Corp., Class A	58,680,674	3,175,211
Facebook, Inc., Class A2	8,152,300	2,401,097
Alphabet Inc., Class C2	735,700	1,521,891
Alphabet Inc., Class A2	252,300	520,374
Charter Communications, Inc., Class A2	2,392,100	1,475,974
Netflix, Inc.[2]	2,380,051	1,241,577
Activision Blizzard, Inc.	7,699,000	716,007
T-Mobile US, Inc.[2]	2,500,000	313,225
Verizon Communications Inc.	3,156,000	183,521
		11,548,877
Consumer staples 5.50%
Philip Morris International Inc.	35,101,868	3,114,940
Altria Group, Inc.	38,159,900	1,952,260
British American Tobacco PLC[1]	20,547,019	785,906
American Balanced Fund — Page 2 of 50

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
British American Tobacco PLC (ADR)[3]	3,684,000	$142,718
Nestlé SA1	8,314,000	926,640
Anheuser-Busch InBev SA/NV (ADR)[3]	10,642,600	668,887
General Mills, Inc.	7,512,547	460,669
Conagra Brands, Inc.[3]	11,316,675	425,507
Keurig Dr Pepper Inc.	11,601,734	398,752
Mondelez International, Inc.	4,990,400	292,088
Procter & Gamble Company	2,053,000	278,038
Archer Daniels Midland Company	4,500,000	256,500
Church & Dwight Co., Inc.	2,222,514	194,137
Kellogg Co.	3,000,000	189,900
Estée Lauder Companies Inc., Class A	642,100	186,755
Coca-Cola European Partners PLC	3,440,000	179,430
Coca-Cola Company	2,100,000	110,691
		10,563,818
Industrials 5.41%
Lockheed Martin Corp.	3,388,000	1,251,866
CSX Corp.	11,799,000	1,137,660
Honeywell International Inc.	4,393,121	953,615
ABB Ltd.[1]	28,181,390	857,128
Northrop Grumman Corp.	2,522,610	816,417
Caterpillar Inc.	3,029,659	702,487
L3Harris Technologies, Inc.	2,905,054	588,796
Jacobs Engineering Group Inc.	4,000,000	517,080
Boeing Company[2]	1,955,000	497,978
Carrier Global Corp.	11,382,835	480,583
Norfolk Southern Corp.	1,621,000	435,271
PACCAR Inc.	4,671,100	434,039
TransDigm Group Inc.[2]	643,354	378,241
United Parcel Service, Inc., Class B	1,750,000	297,482
Raytheon Technologies Corp.	3,472,000	268,281
Union Pacific Corp.	905,797	199,647
Cintas Corp.	567,500	193,693
Waste Management, Inc.	1,380,000	178,048
Airbus SE, non-registered shares[1,2]	1,273,000	144,187
Parker-Hannifin Corp.	155,000	48,892
		10,381,391
Consumer discretionary 5.10%
Home Depot, Inc.	8,439,000	2,576,005
Amazon.com, Inc.[2]	626,100	1,937,203
General Motors Company	22,230,000	1,277,336
Dollar General Corp.	5,588,000	1,132,240
LVMH Moët Hennessy-Louis Vuitton SE1	686,000	457,144
Toll Brothers, Inc.[4]	7,976,000	452,478
Domino’s Pizza, Inc.	964,400	354,697
Industria de Diseño Textil, SA1	8,626,443	284,354
Prosus NV1	2,395,595	267,086
Target Corp.	1,200,000	237,684
Restaurant Brands International Inc.	3,632,000	236,080
Darden Restaurants, Inc.	1,600,000	227,200
VF Corp.	1,750,000	139,860
American Balanced Fund — Page 3 of 50

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
NIKE, Inc., Class B	903,000	$120,000
Marriott International, Inc., Class A2	615,000	91,088
		9,790,455
Materials 3.78%
LyondellBasell Industries NV	9,976,958	1,038,103
Dow Inc.	15,445,445	987,582
Vale SA, ordinary nominative (ADR)	43,461,900	755,368
Air Products and Chemicals, Inc.	2,284,329	642,673
Eastman Chemical Company	5,094,000	560,951
Shin-Etsu Chemical Co., Ltd.[1]	2,800,000	473,103
Royal Gold, Inc.[4]	4,171,300	448,915
Vulcan Materials Co.	2,500,000	421,875
Rio Tinto PLC[1]	5,000,000	382,510
Franco-Nevada Corp.	2,436,419	305,333
Wheaton Precious Metals Corp.[3]	7,600,000	290,396
Barrick Gold Corp.	11,323,000	224,195
Linde PLC	800,000	224,112
Nucor Corp.	2,500,000	200,675
CF Industries Holdings, Inc.	3,993,000	181,202
Grupo México, SAB de CV, Series B	24,641,750	129,553
		7,266,546
Energy 2.92%
Chevron Corp.	11,248,131	1,178,692
Canadian Natural Resources, Ltd. (CAD denominated)	25,589,500	791,081
Enbridge Inc.	14,612,700	531,902
Enbridge Inc. (CAD denominated)	3,360,898	122,433
Halliburton Company	28,000,000	600,880
ConocoPhillips	8,616,897	456,437
Pioneer Natural Resources Company	2,395,000	380,374
Baker Hughes Co., Class A	14,261,000	308,180
Valero Energy Corp.	4,210,000	301,436
Hess Corp.	3,500,000	247,660
BP PLC[1]	60,901,740	247,088
Cabot Oil & Gas Corp.	7,256,000	136,268
Suncor Energy Inc.	5,500,000	114,972
EOG Resources, Inc.	1,374,341	99,681
Exxon Mobil Corp.	1,626,700	90,819
		5,607,903
Real estate 2.63%
Crown Castle International Corp. REIT	8,597,513	1,479,890
Equinix, Inc. REIT	1,365,200	927,776
Sun Communities, Inc. REIT	4,875,178	731,472
Iron Mountain Inc. REIT[4]	18,720,000	692,827
Digital Realty Trust, Inc. REIT	4,130,911	581,797
American Tower Corp. REIT	873,000	208,699
Gaming and Leisure Properties, Inc. REIT	4,068,344	172,620
Embassy Office Parks REIT[1]	36,351,600	162,053
Simon Property Group, Inc. REIT	874,000	99,435
		5,056,569
American Balanced Fund — Page 4 of 50

unaudited
Common stocks (continued) Utilities 1.62%	Shares	Value (000)
Enel SpA[1]	89,537,497	$894,614
NextEra Energy, Inc.	7,570,600	572,413
DTE Energy Company	4,036,000	537,353
Xcel Energy Inc.	4,118,700	273,935
American Electric Power Company, Inc.	3,163,000	267,906
Sempra Energy	1,791,229	237,481
AES Corp.	8,175,000	219,172
CMS Energy Corp.	1,688,041	103,342
		3,106,216
Total common stocks (cost: $71,800,507,000)		121,599,463
Preferred securities 0.07% Information technology 0.07%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,892,600	122,448
Financials 0.00%
CoBank, ACB, Class E, noncumulative, preferred shares[5]	7,440	4,985
Total preferred securities (cost: $63,528,000)		127,433
Convertible stocks 0.23% Health care 0.14%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	123,300	159,698
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	1,005,000	107,796
		267,494
Information technology 0.05%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	66,000	97,316
Utilities 0.04%
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	1,490,000	73,800
Total convertible stocks (cost: $399,126,000)		438,610
Bonds, notes & other debt instruments 30.35% Corporate bonds, notes & loans 12.01% Financials 2.52%	Principal amount (000)
ACE INA Holdings Inc. 2.875% 2022	$22,180	22,952
ACE INA Holdings Inc. 3.35% 2026	5,180	5,649
AerCap Holdings NV 6.50% 2025	7,190	8,385
Ally Financial Inc. 8.00% 2031	7,500	10,269
American International Group, Inc. 2.50% 2025	51,250	53,804
American International Group, Inc. 4.20% 2028	8,760	9,849
American International Group, Inc. 3.40% 2030	20,000	21,284
American International Group, Inc. 4.375% 2050	16,971	19,406
AXA SA, Series B, junior subordinated, 6.379% (3-month USD-LIBOR + 2.256% on 12/14/2036)[5,6]	2,000	2,773
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	21,127	21,310
Bank of America Corp. 0.81% 2024 (USD-SOFR + 0.74% on 10/24/2023)[6]	7,360	7,382
American Balanced Fund — Page 5 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[6]	$8,500	$8,914
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[6]	20,000	19,749
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[6]	21,000	21,078
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	31,348	33,684
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[6]	28,665	30,112
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[6]	62,875	59,111
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	29,601	27,880
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[6]	36,104	36,228
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[6]	45,100	42,315
Bank of America Corp. 2.831% 2051 (USD-SOFR + 1.88% on 10/24/2050)[6]	1,250	1,150
Bank of America Corp. 3.483% 2052 (USD-SOFR + 1.65% on 3/11/2051)[6]	6,096	6,223
Bank of China Ltd. (Hong Kong Branch) 3.875% 2025	969	1,055
Bank of China Ltd. (Hong Kong Branch) 4.00% 2028	356	387
Bank of Nova Scotia 1.625% 2023	12,000	12,307
Bank of Nova Scotia 1.05% 2026	41,350	40,722
BB&T Corp. 2.625% 2022	22,500	22,881
Berkshire Hathaway Finance Corp. 4.20% 2048	31,575	36,494
Berkshire Hathaway Finance Corp. 4.25% 2049	10,000	11,606
Berkshire Hathaway Inc. 2.75% 2023	5,000	5,226
BNP Paribas 3.80% 2024[5]	60,275	65,027
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[5,6]	10,084	10,619
BNP Paribas 3.375% 2025[5]	67,094	72,099
BNP Paribas 4.375% 2025[5]	5,700	6,316
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[5,6]	43,100	44,222
BNP Paribas 4.375% 2026[5]	6,350	7,032
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[5,6]	31,600	30,926
Charles Schwab Corp. 3.45% 2026	1,616	1,773
Citigroup Inc. 2.90% 2021	620	630
Citigroup Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[6]	4,500	4,818
Citigroup Inc. 4.60% 2026	7,017	7,923
Citigroup Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[6]	3,563	3,899
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	10,370	10,733
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	5,000	5,000
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[6]	2,330	2,662
CME Group Inc. 3.75% 2028	2,230	2,482
Commonwealth Bank of Australia 3.35% 2024	4,075	4,423
Commonwealth Bank of Australia 3.35% 2024[5]	3,325	3,609
Commonwealth Bank of Australia 2.688% 2031[5]	21,525	20,928
Crédit Agricole SA 4.375% 2025[5]	16,575	18,224
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[5,6]	17,800	18,058
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[5,6]	20,575	20,137
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[5,6]	22,137	22,895
Credit Suisse Group AG 3.80% 2023	18,637	19,786
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[5,6]	3,275	3,398
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[5,6]	23,000	23,397
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[5,6]	42,175	40,691
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,6]	12,300	13,205
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[5,6]	31,289	34,075
Danske Bank AS 2.70% 2022[5]	5,630	5,747
Deutsche Bank AG 3.375% 2021	8,847	8,872
Deutsche Bank AG 4.25% 2021	1,774	1,807
Deutsche Bank AG 3.30% 2022	13,691	14,226
Deutsche Bank AG 5.00% 2022	7,045	7,295
Deutsche Bank AG 3.95% 2023	64,253	67,899
American Balanced Fund — Page 6 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[6]	$56,375	$57,902
Deutsche Bank AG 3.70% 2024	77,647	83,059
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	39,450	42,752
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	134,055	134,481
Deutsche Bank AG 4.10% 2026	26,876	29,095
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[6]	35,300	36,494
GE Capital Funding, LLC 4.05% 2027[5]	20,050	22,359
GE Capital Funding, LLC 4.40% 2030[5]	52,176	59,115
Goldman Sachs Group, Inc. 5.75% 2022	20,000	20,874
Goldman Sachs Group, Inc. 3.50% 2025	8,003	8,674
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[6]	4,250	4,180
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[6]	57,867	56,729
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[6]	96,931	96,109
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[6]	5,102	5,593
Goldman Sachs Group, Inc. 2.60% 2030	5,000	5,065
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[6]	12,843	12,199
Groupe BPCE SA 2.75% 2023[5]	2,510	2,610
Groupe BPCE SA 5.70% 2023[5]	13,830	15,462
Groupe BPCE SA 4.625% 2024[5]	34,250	37,815
Groupe BPCE SA 5.15% 2024[5]	49,790	55,772
Groupe BPCE SA 1.00% 2026[5]	52,975	51,729
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[5,6]	30,550	30,512
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[5,6]	25,225	24,421
Hartford Financial Services Group, Inc. 3.60% 2049	7,053	7,345
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[6]	5,630	5,772
HSBC Holdings PLC 4.25% 2024	8,000	8,712
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[6]	9,400	9,829
HSBC Holdings PLC 1.645% 2026 (USD-SOFR + 1.538% on 4/18/2025)[6]	2,770	2,773
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[6]	20,000	20,358
HSBC Holdings PLC 1.589% 2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[6]	15,959	15,717
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[6]	13,446	15,125
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[6]	23,750	25,727
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[6]	12,694	12,227
Intercontinental Exchange, Inc. 2.65% 2040	26,275	24,380
Intercontinental Exchange, Inc. 3.00% 2060	12,400	11,055
Intesa Sanpaolo SpA 3.125% 2022[5]	61,835	63,589
Intesa Sanpaolo SpA 3.375% 2023[5]	69,587	72,555
Intesa Sanpaolo SpA 3.25% 2024[5]	5,540	5,905
Intesa Sanpaolo SpA 5.017% 2024[5]	87,982	96,147
Intesa Sanpaolo SpA 5.71% 2026[5]	12,388	13,893
Intesa Sanpaolo SpA 3.875% 2027[5]	70,714	76,531
Intesa Sanpaolo SpA 3.875% 2028[5]	43,963	46,866
Jefferies Financial Group Inc. 5.50% 2023	830	902
JPMorgan Chase & Co. 3.25% 2022	10,000	10,437
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[6]	21,226	22,502
JPMorgan Chase & Co. 3.875% 2024	10,000	10,968
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[6]	3,000	2,979
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[6]	3,450	3,593
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[6]	35,000	34,200
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	1,610	1,657
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[6]	93,544	91,280
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[6]	7,165	7,156
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[6]	21,259	20,166
JPMorgan Chase & Co. 2.525% 2041 (USD-SOFR + 1.51% on 11/19/2040)[6]	3,950	3,626
American Balanced Fund — Page 7 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[6]	$5,000	$4,906
JPMorgan Chase & Co., Series Z, junior subordinated, 4.005% (3-month USD-LIBOR + 3.80% on 8/2/2021)[6]	10,000	10,021
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	21,318	21,801
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[6]	3,200	3,317
Lloyds Banking Group PLC 4.05% 2023	15,000	16,190
Lloyds Banking Group PLC 4.45% 2025	3,100	3,467
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[6]	22,600	23,418
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	21,000	20,873
Lloyds Banking Group PLC 4.375% 2028	10,025	11,262
Marsh & McLennan Companies, Inc. 3.875% 2024	10,000	10,930
Marsh & McLennan Companies, Inc. 4.375% 2029	9,508	10,912
Marsh & McLennan Companies, Inc. 2.25% 2030	7,010	6,895
Marsh & McLennan Companies, Inc. 4.90% 2049	1,008	1,290
Metropolitan Life Global Funding I 1.95% 2021[5]	3,880	3,906
Metropolitan Life Global Funding I 0.40% 2024[5]	14,942	14,881
Metropolitan Life Global Funding I 1.55% 2031[5]	11,269	10,468
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	12,500	12,852
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	50,000	53,046
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	51,520	53,173
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[6]	20,000	19,969
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	83,857	81,889
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[6]	20,000	20,677
Morgan Stanley 3.875% 2026	7,796	8,674
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[6]	13,000	13,243
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	49,971	46,683
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[6]	80,728	76,333
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2050)[6]	3,130	4,366
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 2.474% 2024[5,7]	8,150	8,145
New York Life Global Funding 1.70% 2021[5]	9,375	9,437
New York Life Global Funding 2.25% 2022[5]	7,273	7,454
New York Life Global Funding 0.85% 2026[5]	10,400	10,172
New York Life Global Funding 2.35% 2026[5]	11,890	12,409
New York Life Global Funding 1.20% 2030[5]	23,357	21,186
Nordea Bank AB 2.25% 2021[5]	2,200	2,207
Northwestern Mutual Global Funding 0.80% 2026[5]	26,530	25,949
OMERS Finance Trust 1.10% 2026[5]	30,000	29,921
PNC Bank 2.55% 2021	17,000	17,242
PNC Financial Services Group, Inc. 3.90% 2024	16,667	18,198
Power Financial Corp. Ltd. 5.25% 2028	3,067	3,430
Power Financial Corp. Ltd. 6.15% 2028	2,760	3,258
Power Financial Corp. Ltd. 4.50% 2029	4,446	4,726
Power Financial Corp. Ltd. 3.95% 2030	9,727	9,972
Prudential Financial, Inc. 3.50% 2024	8,300	9,049
Prudential Financial, Inc. 4.35% 2050	48,195	55,879
Rabobank Nederland 2.75% 2022	2,780	2,834
Rabobank Nederland 4.375% 2025	13,000	14,405
Royal Bank of Canada 3.20% 2021	22,825	22,874
Royal Bank of Canada 1.15% 2025	35,394	35,390
Royal Bank of Canada 0.875% 2026	90,627	89,030
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[6]	5,838	6,507
American Balanced Fund — Page 8 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Santander Holdings USA, Inc. 4.45% 2021	$6,387	$6,532
Santander Holdings USA, Inc. 3.70% 2022	21,062	21,657
Santander Holdings USA, Inc. 3.40% 2023	31,500	32,896
Santander Holdings USA, Inc. 3.50% 2024	41,975	44,901
Skandinaviska Enskilda Banken AB 1.875% 2021	5,950	5,994
Skandinaviska Enskilda Banken AB 2.80% 2022	2,490	2,548
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,6]	10,400	11,817
Synchrony Financial 2.85% 2022	18,725	19,233
Synchrony Financial 4.25% 2024	12,479	13,583
Synchrony Financial 4.375% 2024	11,650	12,706
Toronto-Dominion Bank 2.65% 2024	7,113	7,548
Toronto-Dominion Bank 0.75% 2025	17,900	17,547
Toronto-Dominion Bank 1.15% 2025	29,000	29,037
Toronto-Dominion Bank 0.75% 2026	28,550	27,906
Travelers Companies, Inc. 4.00% 2047	13,520	15,426
U.S. Bancorp 2.625% 2022	16,225	16,510
U.S. Bank NA 2.85% 2023	25,000	26,153
U.S. Bank NA 3.40% 2023	32,945	35,198
UBS Group AG 4.125% 2025[5]	16,180	17,974
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[5,6]	10,050	9,911
UniCredit SpA 3.75% 2022[5]	72,836	74,993
UniCredit SpA 6.572% 2022[5]	104,290	108,730
UniCredit SpA 4.625% 2027[5]	5,540	6,239
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[5,6]	29,887	33,131
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[5,6]	33,549	39,565
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[5,6]	2,019	2,143
Unum Group 3.875% 2025	5,045	5,466
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[6]	170,151	177,820
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[6]	26,000	26,837
Wells Fargo & Company 3.00% 2026	3,983	4,253
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[6]	17,510	18,051
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[6]	5,600	7,194
Westpac Banking Corp. 2.75% 2023	27,500	28,672
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[6]	28,750	29,649
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[6]	3,750	4,009
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[6]	30,375	28,861
Westpac Banking Corp. 2.963% 2040	13,025	12,135
Willis North America Inc. 2.95% 2029	2,435	2,519
		4,832,451
Utilities 1.62%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[5]	28,000	31,281
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2026[5]	1,500	1,702
AEP Transmission Co. LLC 3.75% 2047	2,395	2,554
AEP Transmission Co. LLC 4.25% 2048	12,538	14,480
AEP Transmission Co. LLC 3.15% 2049	9,670	9,462
AEP Transmission Co. LLC 3.65% 2050	2,925	3,117
Ameren Corp. 2.50% 2024	9,020	9,492
Ameren Corp. 1.75% 2028	3,675	3,558
American Balanced Fund — Page 9 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Ameren Corp. 3.50% 2031	$1,325	$1,408
Ameren Corp. 4.50% 2049	4,475	5,400
American Electric Power Company, Inc. 2.95% 2022	9,090	9,400
American Electric Power Company, Inc. 1.00% 2025	7,400	7,258
American Electric Power Company, Inc. 2.30% 2030	3,265	3,192
Atlantic City Electric Co. 2.30% 2031	3,875	3,835
Berkshire Hathaway Energy Company 2.85% 2051	4,202	3,776
CenterPoint Energy, Inc. 3.85% 2024	5,457	5,915
CenterPoint Energy, Inc. 3.70% 2049	14,450	14,358
CMS Energy Corp. 3.00% 2026	6,920	7,351
Comisión Federal de Electricidad 4.75% 2027[5]	10,725	11,804
Comisión Federal de Electricidad 3.348% 2031[5]	22,000	21,204
Comisión Federal de Electricidad 4.677% 2051[5]	22,406	21,080
Commonwealth Edison Co. 4.35% 2045	8,345	9,695
Connecticut Light and Power Co. 0.75% 2025	14,475	14,219
Consolidated Edison Company of New York, Inc. 3.875% 2047	3,875	4,114
Consolidated Edison Company of New York, Inc. 4.50% 2058	17,475	20,109
Consumers Energy Co. 0.35% 2023	2,350	2,347
Consumers Energy Co. 3.80% 2028	5,778	6,438
Consumers Energy Co. 3.25% 2046	10,665	10,690
Consumers Energy Co. 4.05% 2048	14,285	16,449
Consumers Energy Co. 3.10% 2050	37,462	36,996
Consumers Energy Co. 3.50% 2051	1,000	1,056
Dominion Resources, Inc. 2.00% 2021	6,765	6,797
Dominion Resources, Inc. 2.75% 2022	36,516	37,116
Dominion Resources, Inc. 3.30% 2025	5,063	5,439
Dominion Resources, Inc. 3.375% 2030	5,000	5,330
Dominion Resources, Inc., junior subordinated, 3.071% 2024[6]	8,425	8,978
Duke Energy Carolinas, LLC 2.95% 2026	8,000	8,625
Duke Energy Carolinas, LLC 3.95% 2028	21,375	24,084
Duke Energy Carolinas, LLC 2.45% 2030	6,888	6,946
Duke Energy Carolinas, LLC 2.55% 2031	7,563	7,622
Duke Energy Carolinas, LLC 3.70% 2047	777	827
Duke Energy Carolinas, LLC 3.45% 2051	5,000	5,121
Duke Energy Corp. 3.75% 2024	3,487	3,763
Duke Energy Corp. 0.90% 2025	7,175	7,025
Duke Energy Florida, LLC 3.20% 2027	23,075	24,978
Duke Energy Florida, LLC 2.50% 2029	13,000	13,277
Duke Energy Ohio, Inc. 3.70% 2046	5,938	6,216
Duke Energy Progress Inc. 3.70% 2046	3,750	3,960
Duke Energy Progress, LLC 2.50% 2050	5,975	5,107
Edison International 3.125% 2022	15,388	15,911
Edison International 3.55% 2024	45,944	49,416
Edison International 4.95% 2025	675	755
Edison International 5.75% 2027	43,966	51,355
Edison International 4.125% 2028	59,292	63,679
Electricité de France SA 4.75% 2035[5]	3,500	4,103
Electricité de France SA 4.875% 2038[5]	7,025	8,236
Electricité de France SA 5.60% 2040	1,475	1,870
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	7,250	8,252
Emera US Finance LP 3.55% 2026	17,715	19,223
Enersis Américas SA 4.00% 2026	4,330	4,737
Entergy Corp. 2.40% 2026	6,279	6,535
Entergy Corp. 2.95% 2026	24,365	25,999
American Balanced Fund — Page 10 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 1.60% 2030	$6,000	$5,596
Entergy Corp. 2.80% 2030	9,764	9,847
Entergy Corp. 2.40% 2031	17,325	16,776
Entergy Corp. 3.75% 2050	5,850	5,887
Entergy Texas, Inc. 1.75% 2031	19,300	17,942
Eversource Energy 3.80% 2023	10,245	11,080
Eversource Energy 0.80% 2025	3,175	3,098
Eversource Energy 2.70% 2026	4,085	4,306
Exelon Corp. 3.40% 2026	1,495	1,618
Exelon Corp. 4.05% 2030	1,100	1,227
Exelon Corp. 4.70% 2050	1,125	1,352
Exelon Corp., junior subordinated, 3.497% 2022[6]	15,080	15,556
FirstEnergy Corp. 3.35% 2022[6]	39,710	40,321
FirstEnergy Corp. 2.05% 2025	5,780	5,816
FirstEnergy Corp. 1.60% 2026	18,477	17,989
FirstEnergy Corp. 4.40% 2027[6]	54,007	58,119
FirstEnergy Corp. 3.50% 2028[5]	8,725	8,933
FirstEnergy Corp. 2.25% 2030	42,423	39,397
FirstEnergy Corp. 2.65% 2030	20,339	19,372
FirstEnergy Corp. 7.375% 2031	11,768	15,755
FirstEnergy Corp. 3.40% 2050	17,572	15,456
FirstEnergy Corp., Series B, 4.75% 2023[6]	11,022	11,619
FirstEnergy Transmission LLC 2.866% 2028[5]	35,000	35,341
Florida Power & Light Company 5.95% 2038	4,250	5,801
Florida Power & Light Company 3.15% 2049	1,035	1,045
Georgia Power Co. 3.70% 2050	6,754	6,956
Interstate Power and Light Co. 2.30% 2030	525	519
Jersey Central Power & Light Co. 4.30% 2026[5]	1,935	2,117
MidAmerican Energy Holdings Co. 3.75% 2023	10,000	10,740
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	23,153
Mississippi Power Co. 4.25% 2042	2,675	2,959
NextEra Energy Capital Holdings, Inc. 2.75% 2025	1,800	1,904
NextEra Energy Capital Holdings, Inc. 2.75% 2029	4,511	4,631
Northeast Utilities 3.15% 2025	8,845	9,439
Northern States Power Co. 2.25% 2031	10,575	10,576
Northern States Power Co. 4.125% 2044	18,000	20,465
Northern States Power Co. 3.60% 2046	6,750	7,144
Northern States Power Co. 2.60% 2051	11,082	9,954
Northern States Power Co. 3.20% 2052	4,283	4,306
Oncor Electric Delivery Company LLC 2.75% 2024	8,430	8,937
Oncor Electric Delivery Company LLC 0.55% 2025[5]	13,500	13,095
Pacific Gas and Electric Co. 1.75% 2022	48,291	48,366
Pacific Gas and Electric Co. 1.367% 2023	42,325	42,342
Pacific Gas and Electric Co. 3.25% 2023	2,850	2,970
Pacific Gas and Electric Co. 3.85% 2023	6,838	7,261
Pacific Gas and Electric Co. 4.25% 2023	11,175	11,928
Pacific Gas and Electric Co. 3.40% 2024	9,375	9,940
Pacific Gas and Electric Co. 3.75% 2024	20,034	21,319
Pacific Gas and Electric Co. 2.95% 2026	80,843	83,389
Pacific Gas and Electric Co. 3.15% 2026	129,788	135,307
Pacific Gas and Electric Co. 2.10% 2027	4,591	4,502
Pacific Gas and Electric Co. 3.30% 2027	46,039	48,150
Pacific Gas and Electric Co. 3.30% 2027	8,301	8,665
Pacific Gas and Electric Co. 3.75% 2028	46,295	49,121
American Balanced Fund — Page 11 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.65% 2028	$23,958	$26,411
Pacific Gas and Electric Co. 4.55% 2030	107,361	116,528
Pacific Gas and Electric Co. 2.50% 2031	138,153	130,460
Pacific Gas and Electric Co. 3.25% 2031	11,275	11,249
Pacific Gas and Electric Co. 3.30% 2040	20,682	18,785
Pacific Gas and Electric Co. 4.20% 2041	25,900	25,823
Pacific Gas and Electric Co. 3.75% 2042	34,525	31,749
Pacific Gas and Electric Co. 3.95% 2047	9,175	8,478
Pacific Gas and Electric Co. 3.50% 2050	43,022	37,463
Pacific Gas and Electric Co. 4.95% 2050	2,875	2,961
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	19,835
PacifiCorp., First Mortgage Bonds, 4.125% 2049	18,825	20,999
Pennsylvania Electric Co. 3.25% 2028[5]	3,000	3,085
Progress Energy, Inc. 7.00% 2031	2,700	3,610
Public Service Company of Colorado 2.25% 2022	6,000	6,117
Public Service Company of Colorado 1.875% 2031	25,075	24,020
Public Service Electric and Gas Co. 3.05% 2024	13,425	14,458
Public Service Electric and Gas Co. 0.95% 2026	24,650	24,330
Public Service Electric and Gas Co. 3.65% 2028	8,821	9,781
Public Service Electric and Gas Co. 3.20% 2029	17,335	18,585
Public Service Electric and Gas Co. 2.45% 2030	5,495	5,561
Public Service Electric and Gas Co. 3.60% 2047	6,175	6,606
Public Service Electric and Gas Co. 3.85% 2049	15,400	17,099
Public Service Electric and Gas Co. 2.05% 2050	20,455	16,508
Public Service Enterprise Group Inc. 2.65% 2022	13,175	13,630
Public Service Enterprise Group Inc. 2.25% 2026	3,875	4,058
Public Service Enterprise Group Inc. 1.60% 2030	11,750	10,844
Puget Energy, Inc. 6.00% 2021	4,310	4,406
Puget Energy, Inc. 5.625% 2022	15,427	16,235
Puget Energy, Inc. 3.65% 2025	9,400	10,172
Puget Sound Energy, Inc. 3.25% 2049	20,250	19,548
San Diego Gas & Electric Co. 2.50% 2026	3,000	3,137
San Diego Gas & Electric Co. 1.70% 2030	34,787	32,725
Southern California Edison Co. 1.845% 2022	1,381	1,383
Southern California Edison Co. 3.50% 2023	3,750	3,986
Southern California Edison Co. 3.70% 2025	16,400	17,925
Southern California Edison Co. 3.65% 2028	6,343	6,921
Southern California Edison Co. 2.85% 2029	53,931	54,854
Southern California Edison Co. 4.20% 2029	34,458	38,355
Southern California Edison Co. 2.25% 2030	107	104
Southern California Edison Co. 5.35% 2035	26,534	32,245
Southern California Edison Co. 5.75% 2035	18,942	24,416
Southern California Edison Co. 5.625% 2036	22,865	28,527
Southern California Edison Co. 5.55% 2037	11,249	13,550
Southern California Edison Co. 5.95% 2038	20,254	25,882
Southern California Edison Co. 6.05% 2039	3,336	4,349
Southern California Edison Co. 4.50% 2040	53,242	59,684
Southern California Edison Co. 4.00% 2047	49,346	50,914
Southern California Edison Co. 4.125% 2048	23,696	24,910
Southern California Edison Co. 4.875% 2049	28,138	32,742
Southern California Edison Co. 3.65% 2050	37,549	37,210
Southern California Edison Co. 2.95% 2051	6,012	5,288
Southern California Edison Co., Series C, 3.60% 2045	12,010	11,863
Southern California Gas Company 2.60% 2026	1,431	1,510
American Balanced Fund — Page 12 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Gas Company 2.55% 2030	$15,989	$16,090
Southern Co. 4.40% 2046	3,091	3,450
Southwestern Electric Power Company 1.65% 2026	13,175	13,227
Union Electric Co. 2.625% 2051	13,075	11,600
Virginia Electric and Power Co. 3.80% 2028	8,247	9,118
Virginia Electric and Power Co. 2.875% 2029	10,100	10,557
Virginia Electric and Power Co. 4.60% 2048	10,125	12,458
Virginia Electric and Power Co. 2.45% 2050	17,275	14,788
Xcel Energy Inc. 3.35% 2026	22,625	24,539
Xcel Energy Inc. 2.60% 2029	45,100	45,575
Xcel Energy Inc. 3.40% 2030	10,000	10,764
Xcel Energy Inc. 3.50% 2049	2,668	2,677
		3,101,143
Energy 1.41%
Apache Corp. 4.75% 2043	12,400	11,520
Apache Corp. 4.25% 2044	22,500	20,306
Apache Corp. 5.35% 2049	5,100	4,883
Baker Hughes, a GE Co. 4.486% 2030	6,120	6,980
BP Capital Markets America Inc. 1.749% 2030	5,187	4,906
BP Capital Markets America Inc. 2.772% 2050	25,103	21,954
BP Capital Markets America Inc. 2.939% 2051	9,249	8,265
Canadian Natural Resources Ltd. 2.95% 2023	17,520	18,187
Canadian Natural Resources Ltd. 3.80% 2024	24	26
Canadian Natural Resources Ltd. 2.05% 2025	21,715	21,980
Canadian Natural Resources Ltd. 3.85% 2027	14,221	15,408
Canadian Natural Resources Ltd. 2.95% 2030	45,903	45,840
Canadian Natural Resources Ltd. 4.95% 2047	16,085	18,672
Cenovus Energy Inc. 3.00% 2022	1,734	1,774
Cenovus Energy Inc. 3.80% 2023	22,647	23,950
Cenovus Energy Inc. 5.375% 2025	33,415	37,580
Cenovus Energy Inc. 4.25% 2027	77,127	83,478
Cenovus Energy Inc. 5.40% 2047	51,399	57,348
Cheniere Energy, Inc. 5.125% 2027	17,000	19,461
Cheniere Energy, Inc. 3.70% 2029	42,689	45,071
Chevron Corp. 1.554% 2025	3,900	3,982
Chevron Corp. 1.995% 2027	5,757	5,891
Chevron USA Inc. 0.687% 2025	16,694	16,384
Chevron USA Inc. 1.018% 2027	23,037	22,193
Chevron USA Inc. 4.95% 2047	14,428	18,183
Chevron USA Inc. 4.20% 2049	2,586	2,952
Chevron USA Inc. 2.343% 2050	1,497	1,248
ConocoPhillips 4.30% 2028[5]	13,911	15,784
ConocoPhillips 2.40% 2031[5]	7,256	7,169
Diamondback Energy, Inc. 4.40% 2051	6,489	6,659
Enbridge Energy Partners, LP 5.875% 2025	21,005	24,768
Enbridge Energy Partners, LP 5.50% 2040	7,500	8,872
Enbridge Energy Partners, LP 7.375% 2045	45,188	64,058
Enbridge Energy Partners, LP, Series B, 7.50% 2038	9,250	12,594
Enbridge Inc. 4.00% 2023	9,535	10,231
Enbridge Inc. 2.50% 2025	3,500	3,652
Enbridge Inc. 3.70% 2027	2,373	2,584
Enbridge Inc. 4.00% 2049	25,000	25,295
Energy Transfer Operating, LP 5.875% 2024	1,133	1,262
American Balanced Fund — Page 13 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Operating, LP 2.90% 2025	$34,405	$35,836
Energy Transfer Operating, LP 5.50% 2027	24,500	28,290
Energy Transfer Operating, LP 3.75% 2030	37,027	38,217
Energy Transfer Operating, LP 5.00% 2050	148,000	153,422
Energy Transfer Partners, LP 4.20% 2023	11,190	11,994
Energy Transfer Partners, LP 4.50% 2024	18,395	20,080
Energy Transfer Partners, LP 4.75% 2026	19,000	21,110
Energy Transfer Partners, LP 4.20% 2027	958	1,045
Energy Transfer Partners, LP 4.95% 2028	12,225	13,689
Energy Transfer Partners, LP 5.25% 2029	25,000	28,476
Energy Transfer Partners, LP 6.125% 2045	10,000	11,534
Energy Transfer Partners, LP 5.30% 2047	13,961	14,787
Energy Transfer Partners, LP 6.00% 2048	10,676	12,298
Energy Transfer Partners, LP 6.25% 2049	63,157	74,292
Enterprise Products Operating LLC 3.90% 2024	4,140	4,490
Enterprise Products Operating LLC 2.80% 2030	3,767	3,894
Enterprise Products Operating LLC 3.20% 2052	9,521	8,710
EOG Resources, Inc. 4.375% 2030	1,239	1,424
Equinor ASA 1.75% 2026	9,289	9,511
Equinor ASA 3.625% 2028	14,745	16,199
Exxon Mobil Corp. 2.019% 2024	7,090	7,386
Exxon Mobil Corp. 2.992% 2025	3,400	3,646
Exxon Mobil Corp. 2.44% 2029	11,371	11,554
Halliburton Company 3.80% 2025	273	300
Kinder Morgan, Inc. 4.30% 2028	15,000	16,791
Kinder Morgan, Inc. 2.00% 2031	10,000	9,315
Kinder Morgan, Inc. 5.30% 2034	8,205	9,700
Kinder Morgan, Inc. 3.25% 2050	12,440	10,926
Kinder Morgan, Inc. 3.60% 2051	3,077	2,872
MPLX LP 3.50% 2022	5,345	5,579
MPLX LP 4.875% 2025	20,000	22,547
MPLX LP 1.75% 2026	24,454	24,508
MPLX LP 4.125% 2027	5,880	6,533
MPLX LP 4.80% 2029	3,448	3,956
MPLX LP 2.65% 2030	37,609	36,901
MPLX LP 4.50% 2038	12,500	13,680
MPLX LP 4.70% 2048	15,000	16,279
MPLX LP 5.50% 2049	32,588	38,343
ONEOK, Inc. 2.20% 2025	745	759
ONEOK, Inc. 5.85% 2026	53,884	63,146
ONEOK, Inc. 3.10% 2030	2,079	2,096
ONEOK, Inc. 6.35% 2031	36,827	46,326
ONEOK, Inc. 4.95% 2047	1,005	1,054
ONEOK, Inc. 5.20% 2048	60,831	66,648
ONEOK, Inc. 4.50% 2050	12,904	12,968
ONEOK, Inc. 7.15% 2051	17,392	23,517
Petróleos Mexicanos 6.875% 2025[5]	31,510	34,175
Petróleos Mexicanos 6.875% 2026	162,463	174,196
Petróleos Mexicanos 6.50% 2027	147,755	154,645
Petróleos Mexicanos 5.35% 2028	30,000	29,223
Phillips 66 2.15% 2030	11,536	10,928
Phillips 66 Partners LP 3.605% 2025	1,950	2,088
Phillips 66 Partners LP 3.55% 2026	3,350	3,585
Phillips 66 Partners LP 4.68% 2045	6,580	6,852
American Balanced Fund — Page 14 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Phillips 66 Partners LP 4.90% 2046	$5,510	$6,059
Pioneer Natural Resources Company 1.125% 2026	9,162	9,003
Pioneer Natural Resources Company 1.90% 2030	9,581	8,899
Pioneer Natural Resources Company 2.15% 2031	31,217	29,539
Plains All American Pipeline, LP 3.80% 2030	6,137	6,257
Sabine Pass Liquefaction, LLC 5.625% 2023[6]	50,000	54,249
Sabine Pass Liquefaction, LLC 5.75% 2024	50,000	56,448
Sabine Pass Liquefaction, LLC 5.875% 2026	10,265	12,033
Sabine Pass Liquefaction, LLC 4.20% 2028	13,155	14,440
Sabine Pass Liquefaction, LLC 4.50% 2030	44,090	49,567
Saudi Arabian Oil Co. 2.875% 2024[5]	52,881	55,749
Saudi Arabian Oil Co. 1.625% 2025[5]	5,640	5,684
Schlumberger BV 4.00% 2025[5]	2,500	2,768
Shell International Finance BV 2.75% 2030	20,000	20,679
Shell International Finance BV 3.25% 2050	11,707	11,491
Statoil ASA 2.75% 2021	5,395	5,477
Statoil ASA 3.25% 2024	1,690	1,831
Statoil ASA 4.25% 2041	6,000	6,780
Suncor Energy Inc. 3.10% 2025	9,835	10,513
Sunoco Logistics Operating Partners, LP 4.00% 2027	3,300	3,551
Sunoco Logistics Operating Partners, LP 5.40% 2047	2,500	2,703
Total Capital International 3.127% 2050	27,520	25,981
Total SE 2.986% 2041	29,648	28,494
TransCanada PipeLines Ltd. 4.25% 2028	13,173	14,820
TransCanada PipeLines Ltd. 4.10% 2030	26,135	29,165
TransCanada PipeLines Ltd. 5.00% 2043	10,000	11,853
TransCanada PipeLines Ltd. 4.875% 2048	7,500	8,887
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[6]	6,410	6,811
Valero Energy Corp. 4.00% 2029	20,000	21,573
Williams Companies, Inc. 2.60% 2031	6,545	6,406
Williams Companies, Inc. 3.50% 2030	32,942	34,963
Williams Partners LP 4.50% 2023	6,400	6,974
Williams Partners LP 4.30% 2024	7,870	8,571
Williams Partners LP 3.90% 2025	516	559
Williams Partners LP 6.30% 2040	11,474	14,780
Williams Partners LP 5.10% 2045	4,434	5,096
Woodside Petroleum Ltd. 3.65% 2025[5]	3,100	3,277
		2,705,600
Consumer discretionary 1.31%
Alibaba Group Holding Ltd. 2.125% 2031	10,130	9,672
Amazon.com, Inc. 3.80% 2024	10,000	11,083
Amazon.com, Inc. 1.20% 2027	6,250	6,120
Amazon.com, Inc. 1.50% 2030	27,060	25,818
Amazon.com, Inc. 2.50% 2050	24,275	21,756
Amazon.com, Inc. 2.70% 2060	22,135	19,678
American Honda Finance Corp. 0.55% 2024	14,030	13,935
American Honda Finance Corp. 1.00% 2025	22,420	22,090
American Honda Finance Corp. 2.00% 2028	19,025	19,001
American Honda Finance Corp. 3.50% 2028	10,000	10,944
American Honda Finance Corp. 1.80% 2031	5,360	5,050
Bayerische Motoren Werke AG 3.45% 2023[5]	29,575	31,213
Bayerische Motoren Werke AG 0.80% 2024[5]	11,453	11,464
American Balanced Fund — Page 15 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bayerische Motoren Werke AG 2.55% 2031[5]	$4,015	$4,031
Carnival Corp. 11.50% 2023[5]	112,500	129,117
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	22,525	22,620
DaimlerChrysler North America Holding Corp. 1.75% 2023[5]	32,000	32,721
DaimlerChrysler North America Holding Corp. 3.65% 2024[5]	15,930	17,191
DaimlerChrysler North America Holding Corp. 1.45% 2026[5]	11,350	11,259
DaimlerChrysler North America Holding Corp. 2.45% 2031[5]	4,700	4,623
Ford Motor Credit Co. 2.979% 2022	13,734	13,957
Ford Motor Credit Co. 3.35% 2022	18,000	18,388
Ford Motor Credit Co. 5.596% 2022	17,641	18,167
Ford Motor Credit Co. 4.687% 2025	7,472	7,944
Ford Motor Credit Company LLC 3.47% 2021	993	993
Ford Motor Credit Company LLC 3.813% 2021	23,321	23,612
Ford Motor Credit Company LLC 3.219% 2022	590	598
Ford Motor Credit Company LLC 3.339% 2022	29,703	30,149
Ford Motor Credit Company LLC 3.087% 2023	26,042	26,513
Ford Motor Credit Company LLC 3.096% 2023	42,618	43,364
Ford Motor Credit Company LLC 4.14% 2023	20,000	20,718
Ford Motor Credit Company LLC 4.375% 2023	5,714	5,991
Ford Motor Credit Company LLC 3.664% 2024	10,350	10,731
Ford Motor Credit Company LLC 3.81% 2024	66,242	68,395
Ford Motor Credit Company LLC 4.063% 2024	19,000	19,956
Ford Motor Credit Company LLC 5.584% 2024	16,000	17,290
Ford Motor Credit Company LLC 4.542% 2026	44,479	47,123
Ford Motor Credit Company LLC 3.815% 2027	3,000	3,039
Ford Motor Credit Company LLC 4.271% 2027	75,251	78,214
General Motors Company 5.40% 2023	2,222	2,414
General Motors Company 4.35% 2025	6,240	6,849
General Motors Company 6.125% 2025	36,038	42,419
General Motors Company 4.20% 2027	1,719	1,889
General Motors Company 6.80% 2027	29,457	36,572
General Motors Financial Co. 3.15% 2022	161	166
General Motors Financial Co. 3.45% 2022	30,852	31,475
General Motors Financial Co. 3.55% 2022	30,384	31,482
General Motors Financial Co. 1.70% 2023	43,000	43,818
General Motors Financial Co. 3.25% 2023	50,308	52,418
General Motors Financial Co. 3.70% 2023	11,247	11,853
General Motors Financial Co. 5.20% 2023	31,668	34,357
General Motors Financial Co. 3.50% 2024	38,528	41,366
General Motors Financial Co. 3.95% 2024	45,284	48,756
General Motors Financial Co. 5.10% 2024	6,257	6,923
General Motors Financial Co. 2.75% 2025	23,254	24,289
General Motors Financial Co. 2.90% 2025	12,893	13,530
General Motors Financial Co. 4.00% 2025	2,934	3,189
General Motors Financial Co. 4.30% 2025	8,175	8,994
General Motors Financial Co. 1.25% 2026	21,500	21,110
General Motors Financial Co. 5.25% 2026	3,660	4,195
General Motors Financial Co. 2.70% 2027	27,228	27,779
General Motors Financial Co. 4.35% 2027	18,718	20,807
General Motors Financial Co., 3.60% 2030	5,785	6,109
General Motors Financial Co. 2.35% 2031	41,500	39,683
Home Depot, Inc. 3.25% 2022	5,030	5,172
Home Depot, Inc. 2.50% 2027	3,400	3,584
Home Depot, Inc. 0.90% 2028	2,980	2,847
American Balanced Fund — Page 16 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 2.95% 2029	$48,280	$51,242
Home Depot, Inc. 1.375% 2031	35,859	33,205
Home Depot, Inc. 5.95% 2041	7,500	10,435
Home Depot, Inc. 2.375% 2051	10,000	8,599
Hyundai Capital America 3.75% 2021[5]	20,000	20,166
Hyundai Capital America 2.85% 2022[5]	15,487	15,979
Hyundai Capital America 3.00% 2022[5]	40,500	41,592
Hyundai Capital America 3.25% 2022[5]	4,430	4,591
Hyundai Capital America 3.95% 2022[5]	20,000	20,536
Hyundai Capital America 1.25% 2023[5]	13,231	13,332
Hyundai Capital America 2.375% 2023[5]	39,823	40,904
Hyundai Capital America 5.75% 2023[5]	9,000	9,867
Hyundai Capital America 3.40% 2024[5]	36,820	39,307
Hyundai Capital America 1.80% 2025[5]	3,275	3,275
Hyundai Capital America 2.65% 2025[5]	52,225	54,045
Hyundai Capital America 5.875% 2025[5]	9,000	10,372
Hyundai Capital America 1.30% 2026[5]	24,000	23,483
Hyundai Capital America 2.375% 2027[5]	23,851	23,959
Hyundai Capital America 3.00% 2027[5]	41,613	43,362
Hyundai Capital America 1.80% 2028[5]	24,000	22,971
Hyundai Capital Services, Inc. 1.25% 2026[5]	9,245	9,027
Lowe’s Companies, Inc. 3.65% 2029	22,148	24,260
Marriott International, Inc. 5.75% 2025	12,502	14,354
Marriott International, Inc. 3.125% 2026	1,640	1,722
Marriott International, Inc. 2.85% 2031	9,835	9,661
Nissan Motor Co., Ltd. 3.043% 2023[5]	800	837
Nissan Motor Co., Ltd. 3.522% 2025[5]	27,295	28,932
Nissan Motor Co., Ltd. 2.00% 2026[5]	45,000	44,868
Nissan Motor Co., Ltd. 4.345% 2027[5]	31,582	34,375
Nissan Motor Co., Ltd. 2.75% 2028[5]	41,975	41,699
Nissan Motor Co., Ltd. 4.81% 2030[5]	16,850	18,502
The Board of Trustees of The Leland Stanford Junior University 1.289% 2027	4,000	3,996
Toyota Motor Corp. 0.681% 2024	9,735	9,737
Toyota Motor Credit Corp. 0.50% 2023	40,581	40,609
Toyota Motor Credit Corp. 0.80% 2025	19,960	19,625
Toyota Motor Credit Corp. 3.00% 2025	53,500	57,289
Toyota Motor Credit Corp. 0.80% 2026	19,640	19,306
Toyota Motor Credit Corp. 1.15% 2027	19,951	19,351
Toyota Motor Credit Corp. 3.05% 2028	10,800	11,570
Toyota Motor Credit Corp. 1.65% 2031	4,757	4,494
Volkswagen Group of America Finance, LLC 4.00% 2021[5]	32,120	32,826
Volkswagen Group of America Finance, LLC 3.125% 2023[5]	3,312	3,482
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	16,705	18,171
Volkswagen Group of America Finance, LLC 2.85% 2024[5]	10,113	10,743
Volkswagen Group of America Finance, LLC 1.25% 2025[5]	16,215	16,035
Volkswagen Group of America Finance, LLC 3.35% 2025[5]	10,544	11,330
Volkswagen Group of America Finance, LLC 4.625% 2025[5]	23,721	26,827
Volkswagen Group of America Finance, LLC 3.20% 2026[5]	20,806	22,362
Volkswagen Group of America Finance, LLC 1.625% 2027[5]	10,510	10,243
		2,516,028
American Balanced Fund — Page 17 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 1.11%	Principal amount (000)	Value (000)
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 1.75% 2026	$10,369	$10,078
Air Lease Corp. 2.875% 2026	42,935	44,579
Avolon Holdings Funding Ltd. 3.625% 2022[5]	16,445	16,773
Avolon Holdings Funding Ltd. 3.95% 2024[5]	44,320	46,367
Avolon Holdings Funding Ltd. 2.125% 2026[5]	32,052	30,672
Avolon Holdings Funding Ltd. 4.25% 2026[5]	23,000	24,112
Avolon Holdings Funding Ltd. 4.375% 2026[5]	10,390	10,874
Avolon Holdings Funding Ltd. 3.25% 2027[5]	27,000	26,828
Boeing Company 4.508% 2023	45,590	48,813
Boeing Company 1.95% 2024	73,625	75,476
Boeing Company 2.80% 2024	6,994	7,283
Boeing Company 4.875% 2025	117,652	131,095
Boeing Company 2.196% 2026	81,702	81,504
Boeing Company 2.75% 2026	158,196	162,950
Boeing Company 3.10% 2026	7,224	7,657
Boeing Company 5.04% 2027	75,569	86,221
Boeing Company 3.25% 2028	116,139	120,237
Boeing Company 3.25% 2028	16,398	16,798
Boeing Company 5.15% 2030	70,059	80,778
Boeing Company 3.625% 2031	23,924	25,060
Boeing Company 3.60% 2034	38,240	38,321
Boeing Company 3.90% 2049	7,056	6,858
Boeing Company 5.805% 2050	24,835	31,339
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[5]	8,800	9,241
Burlington Northern Santa Fe LLC 3.55% 2050	10,000	10,497
Burlington Northern Santa Fe LLC 3.05% 2051	5,150	5,000
Burlington Northern Santa Fe LLC 3.30% 2051	14,342	14,426
Canadian National Railway Company 3.20% 2046	4,100	4,124
Carrier Global Corp. 2.242% 2025	19,961	20,680
Carrier Global Corp. 2.493% 2027	10,000	10,338
Carrier Global Corp. 3.377% 2040	10,000	10,001
Carrier Global Corp. 3.577% 2050	3,750	3,689
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	855	853
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	109	108
CSX Corp. 3.80% 2028	31,025	34,474
CSX Corp. 4.25% 2029	14,593	16,596
CSX Corp. 4.30% 2048	19,000	21,729
CSX Corp. 2.50% 2051	23,375	19,824
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 2024	950	972
Emerson Electric Co. 1.80% 2027	14,430	14,504
Emerson Electric Co. 1.95% 2030	10,000	9,758
General Dynamics Corp. 3.375% 2023	6,120	6,492
General Dynamics Corp. 3.50% 2025	5,321	5,821
General Electric Capital Corp. 4.418% 2035	69,065	79,150
General Electric Capital Corp. 6.15% 2037	5,660	7,453
General Electric Co. 3.45% 2027	53,869	58,546
General Electric Co. 3.625% 2030	85,113	91,742
General Electric Co. 4.25% 2040	2,650	2,912
General Electric Co. 4.125% 2042	870	935
General Electric Co. 4.35% 2050	25,531	28,410
Honeywell International Inc. 1.85% 2021	4,480	4,516
Honeywell International Inc. 2.15% 2022	4,490	4,596
Honeywell International Inc. 2.30% 2024	19,430	20,585
Honeywell International Inc. 1.35% 2025	8,745	8,877
American Balanced Fund — Page 18 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Honeywell International Inc. 2.70% 2029	$21,761	$22,720
L3Harris Technologies, Inc. 1.80% 2031	22,925	21,500
Masco Corp. 1.50% 2028	11,279	10,847
Masco Corp. 2.00% 2031	12,887	12,237
Masco Corp. 3.125% 2051	3,059	2,878
Mexico City Airport Trust 3.875% 2028[5]	920	935
Mexico City Airport Trust 5.50% 2046	1,290	1,284
Mexico City Airport Trust 5.50% 2047	18,070	17,980
Mexico City Airport Trust 5.50% 2047[5]	5,640	5,612
Norfolk Southern Corp. 3.05% 2050	12,596	11,979
Northrop Grumman Corp. 2.93% 2025	7,120	7,581
Northrop Grumman Corp. 3.25% 2028	15,000	16,106
Otis Worldwide Corp. 2.293% 2027	7,623	7,827
Otis Worldwide Corp. 3.112% 2040	5,000	4,936
Raytheon Technologies Corp. 2.80% 2022	22,725	23,212
Raytheon Technologies Corp. 3.125% 2050	6,669	6,472
Siemens AG 2.70% 2022[5]	38,260	39,168
Siemens AG 1.20% 2026[5]	48,517	47,988
Siemens AG 1.70% 2028[5]	30,000	29,480
Union Pacific Corp. 3.15% 2024	22,072	23,628
Union Pacific Corp. 3.75% 2025	24,640	27,091
Union Pacific Corp. 2.15% 2027	8,807	9,070
Union Pacific Corp. 3.95% 2028	20,000	22,436
Union Pacific Corp. 3.70% 2029	31,310	34,504
Union Pacific Corp. 2.40% 2030	10,000	10,040
Union Pacific Corp. 3.75% 2070	14,040	14,423
Union Pacific Corp. 3.799% 2071[5]	14,040	14,308
United Technologies Corp. 3.65% 2023	799	856
United Technologies Corp. 3.95% 2025	13,225	14,697
United Technologies Corp. 4.125% 2028	12,610	14,210
Vinci SA 3.75% 2029[5]	5,340	5,855
		2,139,382
Information technology 0.94%
Adobe Inc. 1.90% 2025	18,950	19,602
Adobe Inc. 2.15% 2027	28,264	29,187
Apple Inc. 3.00% 2024	10,000	10,676
Apple Inc. 0.55% 2025	53,013	52,141
Apple Inc. 1.125% 2025	17,154	17,276
Apple Inc. 0.70% 2026	20,000	19,630
Apple Inc. 1.20% 2028	30,000	28,916
Apple Inc. 1.25% 2030	31,810	29,460
Apple Inc. 1.65% 2030	15,000	14,359
Apple Inc. 1.65% 2031	30,000	28,631
Apple Inc. 2.375% 2041	3,259	3,032
Apple Inc. 2.40% 2050	52,679	45,467
Apple Inc. 2.65% 2051	29,814	27,298
Broadcom Inc. 3.15% 2025	4,653	4,962
Broadcom Inc. 1.95% 2028[5]	4,003	3,915
Broadcom Inc. 4.75% 2029	11,510	12,954
Broadcom Inc. 5.00% 2030	7,500	8,557
Broadcom Inc. 2.45% 2031[5]	21,329	20,148
Broadcom Inc. 2.60% 2033[5]	21,953	20,470
Broadcom Inc. 3.419% 2033[5]	35,347	35,535
American Balanced Fund — Page 19 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom Inc. 3.469% 2034[5]	$266,521	$268,130
Broadcom Inc. 3.50% 2041[5]	41,950	40,234
Broadcom Inc. 3.75% 2051[5]	40,144	38,454
Broadcom Ltd. 2.65% 2023	5,000	5,190
Broadcom Ltd. 3.625% 2024	9,190	9,852
Broadcom Ltd. 3.875% 2027	67,135	72,939
Broadcom Ltd. 3.50% 2028	15,000	15,940
Fidelity National Information Services, Inc. 0.60% 2024	4,718	4,693
Fidelity National Information Services, Inc. 1.65% 2028	4,086	4,000
Fidelity National Information Services, Inc. 2.25% 2031	19,561	19,236
Fidelity National Information Services, Inc. 3.10% 2041	4,136	4,072
Fiserv, Inc. 3.20% 2026	57,425	62,025
Fiserv, Inc. 2.25% 2027	49,797	50,946
Fiserv, Inc. 3.50% 2029	16,602	17,932
Fiserv, Inc. 2.65% 2030	12,789	12,895
Fiserv, Inc. 4.40% 2049	17,710	20,488
Fortinet, Inc. 2.20% 2031	964	935
Global Payments Inc. 1.20% 2026	7,748	7,633
Global Payments Inc. 2.90% 2030	1,813	1,852
Intuit Inc. 0.95% 2025	3,170	3,149
Intuit Inc. 1.35% 2027	7,890	7,770
Intuit Inc. 1.65% 2030	15,305	14,541
Mastercard Inc. 3.30% 2027	18,000	19,801
Mastercard Inc. 1.90% 2031	5,291	5,208
Mastercard Inc. 2.95% 2051	1,521	1,501
Microsoft Corp. 1.55% 2021	11,600	11,642
Microsoft Corp. 3.125% 2025	3,055	3,332
Microsoft Corp. 2.40% 2026	15,000	15,870
Microsoft Corp. 3.30% 2027	31,655	34,965
Microsoft Corp. 2.525% 2050	47,344	43,197
Microsoft Corp. 2.921% 2052	14,749	14,573
Oracle Corp. 2.80% 2021	11,276	11,351
Oracle Corp. 1.65% 2026	32,265	32,535
Oracle Corp. 2.30% 2028	58,040	58,798
Oracle Corp. 2.875% 2031	82,929	84,488
Oracle Corp. 3.65% 2041	15,000	15,200
Oracle Corp. 3.60% 2050	22,007	21,353
Oracle Corp. 3.95% 2051	38,068	39,312
PayPal Holdings, Inc. 1.65% 2025	20,453	20,850
PayPal Holdings, Inc. 2.65% 2026	15,368	16,273
PayPal Holdings, Inc. 2.85% 2029	28,419	29,640
PayPal Holdings, Inc. 2.30% 2030	8,250	8,183
ServiceNow, Inc. 1.40% 2030	50,670	45,859
Simon Property Group, LP 1.75% 2028	20,788	20,191
Visa Inc. 2.80% 2022	23,000	23,896
Visa Inc. 3.15% 2025	34,000	37,107
Visa Inc. 0.75% 2027	4,225	4,061
Visa Inc. 2.05% 2030	19,557	19,547
Visa Inc. 1.10% 2031	34,071	31,060
Visa Inc. 2.00% 2050	14,664	11,889
		1,796,804
American Balanced Fund — Page 20 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 0.91%	Principal amount (000)	Value (000)
7-Eleven, Inc. 0.80% 2024[5]	$3,855	$3,844
7-Eleven, Inc. 0.95% 2026[5]	24,420	23,804
7-Eleven, Inc. 1.30% 2028[5]	39,865	38,230
7-Eleven, Inc. 1.80% 2031[5]	93,040	87,003
7-Eleven, Inc. 2.80% 2051[5]	14,780	13,263
Altria Group, Inc. 2.35% 2025	11,337	11,764
Altria Group, Inc. 4.40% 2026	3,939	4,446
Altria Group, Inc. 4.80% 2029	1,304	1,499
Altria Group, Inc. 3.40% 2030	3,494	3,661
Altria Group, Inc. 2.45% 2032	10,000	9,563
Altria Group, Inc. 5.80% 2039	30,100	36,794
Altria Group, Inc. 3.40% 2041	21,775	20,232
Altria Group, Inc. 4.50% 2043	5,466	5,722
Altria Group, Inc. 3.875% 2046	6,139	5,966
Altria Group, Inc. 5.95% 2049	49,308	61,530
Altria Group, Inc. 4.45% 2050	2,211	2,295
Altria Group, Inc. 3.70% 2051	34,060	31,084
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	1,880	2,251
Anheuser-Busch InBev NV 4.15% 2025	23,648	26,294
Anheuser-Busch InBev NV 4.00% 2028	66,527	74,187
Anheuser-Busch InBev NV 3.50% 2030	15,000	16,263
Anheuser-Busch InBev NV 5.45% 2039	24,274	30,380
Anheuser-Busch InBev NV 4.35% 2040	15,000	17,004
British American Tobacco International Finance PLC 3.95% 2025[5]	16,500	18,070
British American Tobacco International Finance PLC 1.668% 2026	20,385	20,191
British American Tobacco PLC 3.222% 2024	22,000	23,449
British American Tobacco PLC 3.215% 2026	21,600	22,841
British American Tobacco PLC 3.557% 2027	21,724	23,138
British American Tobacco PLC 4.70% 2027	11,661	13,143
British American Tobacco PLC 2.259% 2028	35,466	34,952
British American Tobacco PLC 4.906% 2030	15,000	17,145
British American Tobacco PLC 2.726% 2031	29,625	28,688
British American Tobacco PLC 4.39% 2037	54,145	56,832
British American Tobacco PLC 4.54% 2047	103,073	103,941
British American Tobacco PLC 4.758% 2049	65,861	67,869
Coca-Cola Company 1.00% 2028	6,090	5,789
Coca-Cola Company 1.375% 2031	7,580	7,037
Coca-Cola Company 2.50% 2051	4,800	4,202
Conagra Brands, Inc. 4.30% 2024	12,355	13,630
Conagra Brands, Inc. 1.375% 2027	20,185	19,468
Conagra Brands, Inc. 5.30% 2038	12,865	15,909
Conagra Brands, Inc. 5.40% 2048	5,211	6,677
Constellation Brands, Inc. 2.65% 2022	27,175	28,034
Constellation Brands, Inc. 2.70% 2022	2,905	2,969
Constellation Brands, Inc. 3.60% 2028	7,500	8,161
Constellation Brands, Inc. 2.875% 2030	613	627
Costco Wholesale Corp. 2.75% 2024	40,000	42,769
Costco Wholesale Corp. 1.375% 2027	28,694	28,620
Imperial Tobacco Finance PLC 3.50% 2023[5]	17,000	17,694
Keurig Dr Pepper Inc. 4.417% 2025	20,000	22,452
Keurig Dr Pepper Inc. 4.597% 2028	13,096	15,150
Keurig Dr Pepper Inc. 3.20% 2030	10,333	10,951
Keurig Dr Pepper Inc. 4.985% 2038	24,955	30,734
Kimberly-Clark Corp. 1.05% 2027	6,395	6,214
American Balanced Fund — Page 21 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kimberly-Clark Corp. 3.10% 2030	$4,115	$4,437
Nestlé Holdings, Inc. 0.625% 2026[5]	20,790	20,229
Nestlé Holdings, Inc. 1.00% 2027[5]	54,306	52,081
Nestlé Holdings, Inc. 1.25% 2030[5]	28,366	26,426
PepsiCo, Inc. 1.40% 2031	31,227	29,135
PepsiCo, Inc. 3.50% 2040	5,425	5,849
Philip Morris International Inc. 2.375% 2022	15,390	15,808
Philip Morris International Inc. 2.625% 2022	13,750	14,008
Philip Morris International Inc. 1.125% 2023	18,750	19,030
Philip Morris International Inc. 2.875% 2024	21,097	22,409
Philip Morris International Inc. 3.25% 2024	10,000	10,842
Philip Morris International Inc. 1.50% 2025	7,438	7,545
Philip Morris International Inc. 3.375% 2025	27,395	29,802
Philip Morris International Inc. 0.875% 2026	25,116	24,407
Philip Morris International Inc. 3.375% 2029	15,827	17,073
Philip Morris International Inc. 1.75% 2030	41,615	39,013
Philip Morris International Inc. 4.25% 2044	2,568	2,863
Procter & Gamble Company 1.70% 2021	6,200	6,256
Procter & Gamble Company 0.55% 2025	25,515	25,096
Procter & Gamble Company 3.00% 2030	7,571	8,156
Reckitt Benckiser Group PLC 2.375% 2022[5]	4,750	4,858
Reynolds American Inc. 4.45% 2025	10,795	11,985
Reynolds American Inc. 5.70% 2035	1,555	1,848
Reynolds American Inc. 5.85% 2045	31,296	36,965
Wal-Mart Stores, Inc. 2.55% 2023	5,605	5,838
Wal-Mart Stores, Inc. 2.85% 2024	36,165	38,827
Wal-Mart Stores, Inc. 3.05% 2026	21,505	23,383
		1,748,594
Health care 0.89%
Abbott Laboratories 3.40% 2023	6,438	6,902
Abbott Laboratories 3.75% 2026	9,959	11,187
AbbVie Inc. 5.00% 2021	12,000	12,241
AbbVie Inc. 2.30% 2022	23,946	24,646
AbbVie Inc. 2.60% 2024	16,000	16,901
AbbVie Inc. 2.95% 2026	23,479	25,017
AbbVie Inc. 3.20% 2029	11,250	11,976
AbbVie Inc. 4.75% 2045	1,404	1,682
AmerisourceBergen Corp. 0.737% 2023	53,914	53,968
AmerisourceBergen Corp. 2.70% 2031	29,087	29,059
Amgen Inc. 2.70% 2022	10,620	10,806
Amgen Inc. 2.20% 2027	10,699	10,981
Amgen Inc. 3.375% 2050	2,700	2,704
Anthem, Inc. 2.375% 2025	5,318	5,561
AstraZeneca PLC 2.375% 2022	7,360	7,523
AstraZeneca PLC 3.375% 2025	22,445	24,448
AstraZeneca PLC 0.70% 2026	31,986	30,822
AstraZeneca PLC 1.375% 2030	10,000	9,180
AstraZeneca PLC 4.375% 2045	6,268	7,286
Bayer US Finance II LLC 3.875% 2023[5]	16,490	17,787
Bayer US Finance II LLC 4.25% 2025[5]	53,391	59,466
Baylor Scott & White Holdings 0.827% 2025	5,462	5,361
Baylor Scott & White Holdings 1.777% 2030	19,088	18,189
Becton, Dickinson and Company 2.894% 2022	7,854	8,059
American Balanced Fund — Page 22 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Company 3.363% 2024	$9,725	$10,451
Becton, Dickinson and Company 3.70% 2027	48,166	53,171
Becton, Dickinson and Company 2.823% 2030	3,900	4,003
Boston Scientific Corp. 3.375% 2022	10,000	10,325
Boston Scientific Corp. 3.45% 2024	11,915	12,799
Boston Scientific Corp. 1.90% 2025	12,361	12,700
Boston Scientific Corp. 3.85% 2025	23,140	25,593
Boston Scientific Corp. 3.75% 2026	11,685	12,910
Boston Scientific Corp. 4.00% 2029	31,345	34,890
Bristol-Myers Squibb Company 3.875% 2025	2,704	3,009
Bristol-Myers Squibb Company 3.20% 2026	8,451	9,199
Bristol-Myers Squibb Company 1.45% 2030	16,946	15,853
Bristol-Myers Squibb Company 2.55% 2050	3,160	2,814
Centene Corp. 4.25% 2027	69,435	73,124
Centene Corp. 4.625% 2029	90,490	98,055
Centene Corp. 3.00% 2030	19,120	19,112
Centene Corp. 3.375% 2030	49,853	50,398
Centene Corp. 2.50% 2031	57,900	55,368
Cigna Corp. 3.75% 2023	3,398	3,635
Cigna Corp. 1.25% 2026	35,000	34,576
Cigna Corp. 4.375% 2028	4,200	4,810
Cigna Corp. 2.375% 2031	26,548	26,135
Cigna Corp. 4.80% 2038	11,610	13,901
Cigna Corp. 3.40% 2051	5,106	5,029
CVS Health Corp. 1.30% 2027	10,000	9,615
CVS Health Corp. 1.75% 2030	10,000	9,342
CVS Health Corp. 1.875% 2031	10,000	9,401
Eli Lilly and Company 3.375% 2029	35,225	38,833
Eli Lilly and Company 2.25% 2050	3,213	2,724
Gilead Sciences, Inc. 1.65% 2030	5,826	5,475
Gilead Sciences, Inc. 2.80% 2050	472	420
GlaxoSmithKline PLC 3.625% 2025	12,165	13,384
GlaxoSmithKline PLC 3.875% 2028	4,755	5,387
GlaxoSmithKline PLC 3.375% 2029	28,162	30,647
Johnson & Johnson 1.30% 2030	20,138	18,957
Johnson & Johnson 2.25% 2050	2,395	2,137
Medtronic, Inc. 3.50% 2025	7,006	7,689
Merck & Co., Inc. 2.90% 2024	24,172	25,934
Merck & Co., Inc. 1.45% 2030	12,760	12,172
New York University Hospital Center 3.38% 2055	11,083	10,807
Novartis Capital Corp. 1.75% 2025	20,638	21,265
Novartis Capital Corp. 2.00% 2027	15,842	16,357
Novartis Capital Corp. 2.20% 2030	18,805	18,952
Partners HealthCare System, Inc. 3.192% 2049	20,800	20,900
Pfizer Inc. 2.95% 2024	14,095	15,144
Pfizer Inc. 3.45% 2029	24,000	26,367
Pfizer Inc. 1.70% 2030	21,729	21,024
Quest Diagnostics, Inc. 2.80% 2031	6,250	6,361
Roche Holdings, Inc. 1.75% 2022[5]	18,330	18,541
Sharp HealthCare 2.68% 2050	17,500	15,838
Shire PLC 3.20% 2026	16,587	17,883
STERIS Irish FinCo Unlimited Company 3.75% 2051	2,530	2,553
Sutter Health 1.321% 2025	6,000	5,988
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	5,000	5,470
American Balanced Fund — Page 23 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	$2,507	$2,971
Teva Pharmaceutical Finance Co. BV 2.20% 2021	61,543	61,581
Teva Pharmaceutical Finance Co. BV 2.80% 2023	105,710	105,372
Teva Pharmaceutical Finance Co. BV 3.15% 2026	41,320	39,564
Thermo Fisher Scientific Inc. 4.497% 2030	3,075	3,584
Trinity Health Corp 2.632% 2040	5,000	4,767
UnitedHealth Group Inc. 1.25% 2026	16,694	16,697
UnitedHealth Group Inc. 2.00% 2030	20,000	19,697
UnitedHealth Group Inc. 4.45% 2048	11,500	14,137
Upjohn Inc. 1.65% 2025[5]	7,357	7,390
West Virginia United Health System Obligated Group 3.129% 2050	4,625	4,417
Zimmer Holdings, Inc. 3.15% 2022	18,910	19,320
		1,718,676
Communication services 0.68%
Alphabet Inc. 0.45% 2025	4,155	4,088
Alphabet Inc. 1.998% 2026	7,000	7,293
Alphabet Inc. 1.10% 2030	21,500	19,789
Alphabet Inc. 1.90% 2040	11,545	9,998
Alphabet Inc. 2.05% 2050	5,625	4,661
Alphabet Inc. 2.25% 2060	20,890	17,089
AT&T Inc. 0.90% 2024	47,000	47,107
AT&T Inc. 1.70% 2026	70,000	70,009
AT&T Inc. 2.30% 2027	15,500	15,854
AT&T Inc. 1.65% 2028	7,175	6,958
AT&T Inc. 2.75% 2031	44,232	44,113
AT&T Inc. 2.25% 2032	43,815	41,734
AT&T Inc. 2.55% 2033[5]	22,124	21,027
AT&T Inc. 3.50% 2053[5]	22,924	21,225
British Telecommunications PLC 9.625% 2030[6]	7,758	11,960
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,000	11,343
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	25,701	25,386
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	35,940	33,451
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	21,088	19,758
CenturyLink, Inc. 4.00% 2027[5]	79,017	80,819
Comcast Corp. 3.10% 2025	18,000	19,458
Comcast Corp. 3.15% 2026	11,215	12,182
Comcast Corp. 3.30% 2027	20,000	21,827
Comcast Corp. 3.40% 2030	10,825	11,729
Comcast Corp. 1.95% 2031	1,094	1,055
Comcast Corp. 3.20% 2036	7,250	7,579
Comcast Corp. 3.90% 2038	3,190	3,587
Comcast Corp. 4.60% 2038	20,000	24,172
Comcast Corp. 3.75% 2040	2,790	3,065
Comcast Corp. 4.70% 2048	7,500	9,290
Comcast Corp. 2.80% 2051	20,000	18,374
Comcast Corp. 2.45% 2052	5,909	5,063
Deutsche Telekom International Finance BV 9.25% 2032	6,194	9,867
Discovery Communications, Inc. 3.625% 2030	7,820	8,378
Discovery Communications, Inc. 4.65% 2050	1,438	1,590
Fox Corp. 4.03% 2024	4,480	4,869
Tencent Holdings Ltd. 3.595% 2028	55,000	59,022
Tencent Holdings Ltd. 3.975% 2029	48,191	52,420
Tencent Holdings Ltd. 2.39% 2030	44,809	43,329
American Balanced Fund — Page 24 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 3.50% 2025[5]	$16,375	$17,683
T-Mobile US, Inc. 1.50% 2026[5]	19,000	18,850
T-Mobile US, Inc. 3.75% 2027[5]	15,000	16,412
T-Mobile US, Inc. 2.05% 2028[5]	9,850	9,670
T-Mobile US, Inc. 3.875% 2030[5]	3,750	4,075
T-Mobile US, Inc. 2.55% 2031[5]	5,000	4,905
T-Mobile US, Inc. 3.00% 2041[5]	5,290	4,920
T-Mobile US, Inc. 4.50% 2050[5]	2,500	2,810
T-Mobile US, Inc. 3.30% 2051[5]	9,768	9,141
Verizon Communications Inc. 0.85% 2025	5,950	5,827
Verizon Communications Inc. 1.45% 2026	18,200	18,210
Verizon Communications Inc. 3.00% 2027	21,136	22,646
Verizon Communications Inc. 4.125% 2027	6,980	7,912
Verizon Communications Inc. 2.10% 2028	50,600	50,844
Verizon Communications Inc. 4.329% 2028	6,000	6,874
Verizon Communications Inc. 3.875% 2029	4,464	4,973
Verizon Communications Inc. 4.016% 2029	16,676	18,666
Verizon Communications Inc. 1.68% 2030[5]	16,555	15,386
Verizon Communications Inc. 2.55% 2031	45,900	45,898
Verizon Communications Inc. 3.40% 2041	53,066	53,948
Verizon Communications Inc. 4.522% 2048	3,750	4,360
Verizon Communications Inc. 2.875% 2050	19,134	17,039
Verizon Communications Inc. 3.55% 2051	34,199	34,214
Verizon Communications Inc. 3.70% 2061	14,011	13,873
Vodafone Group PLC 4.375% 2028	5,000	5,748
Vodafone Group PLC 5.25% 2048	6,250	7,821
Vodafone Group PLC 4.25% 2050	21,020	23,197
Walt Disney Company 1.75% 2026	1,950	1,996
Walt Disney Company 2.65% 2031	12,987	13,273
Walt Disney Company 4.70% 2050	2,500	3,138
Walt Disney Company 3.60% 2051	4,369	4,662
		1,299,489
Materials 0.35%
Air Products and Chemicals, Inc. 1.50% 2025	2,610	2,650
Air Products and Chemicals, Inc. 1.85% 2027	7,229	7,320
Air Products and Chemicals, Inc. 2.05% 2030	10,416	10,261
Anglo American Capital PLC 5.375% 2025[5]	22,804	26,004
Anglo American Capital PLC 2.25% 2028[5]	4,194	4,137
Anglo American Capital PLC 2.625% 2030[5]	28,994	28,410
Anglo American Capital PLC 3.95% 2050[5]	15,935	16,267
Chevron Phillips Chemical Co. LLC 3.30% 2023[5]	2,440	2,569
Dow Chemical Co. 4.55% 2025	17,775	20,178
Dow Chemical Co. 3.625% 2026	7,265	7,980
Dow Chemical Co. 2.10% 2030	8,000	7,721
Dow Chemical Co. 4.80% 2049	11,136	13,358
Dow Chemical Co. 3.60% 2050	58,733	59,325
Eastman Chemical Company 3.80% 2025	7,405	8,053
Ecolab Inc. 5.50% 2041	204	267
Glencore Funding LLC 4.125% 2024[5]	16,500	17,882
International Paper Co. 7.30% 2039	7,835	11,736
LYB International Finance III, LLC 1.25% 2025	23,969	23,687
LYB International Finance III, LLC 2.875% 2025	3,600	3,804
LYB International Finance III, LLC 2.25% 2030	37,977	36,691
American Balanced Fund — Page 25 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
LYB International Finance III, LLC 3.375% 2040	$53,216	$52,815
LYB International Finance III, LLC 4.20% 2050	7,500	8,090
LYB International Finance III, LLC 3.625% 2051	74,970	74,052
LYB International Finance III, LLC 3.80% 2060	20,936	20,540
Mosaic Co. 3.25% 2022	4,750	4,936
Mosaic Co. 4.05% 2027	4,490	4,991
Newcrest Finance Pty Ltd. 3.25% 2030[5]	2,410	2,527
Newcrest Finance Pty Ltd. 4.20% 2050[5]	10,318	11,218
Nutrien Ltd. 1.90% 2023	1,152	1,182
Nutrition & Biosciences, Inc. 1.832% 2027[5]	21,614	21,153
Nutrition & Biosciences, Inc. 2.30% 2030[5]	27,410	26,591
Nutrition & Biosciences, Inc. 3.468% 2050[5]	20,000	19,639
Praxair, Inc. 1.10% 2030	28,709	26,140
Praxair, Inc. 2.00% 2050	4,424	3,505
Sherwin-Williams Company 2.75% 2022	425	435
Sherwin-Williams Company 3.125% 2024	4,260	4,541
Sherwin-Williams Company 2.30% 2030	3,631	3,582
Sherwin-Williams Company 3.80% 2049	37,768	40,193
Sherwin-Williams Company 3.30% 2050	10,000	9,905
Vale Overseas Ltd. 3.75% 2030	22,321	23,340
Westlake Chemical Corp. 4.375% 2047	2,500	2,721
		670,396
Real estate 0.26%
Alexandria Real Estate Equities, Inc. 3.95% 2028	3,970	4,418
Alexandria Real Estate Equities, Inc. 3.375% 2031	21,020	22,194
Alexandria Real Estate Equities, Inc. 1.875% 2033	11,167	10,169
Alexandria Real Estate Equities, Inc. 4.85% 2049	4,046	4,855
Alexandria Real Estate Equities, Inc. 4.00% 2050	5,210	5,573
American Campus Communities, Inc. 3.75% 2023	11,715	12,387
American Campus Communities, Inc. 4.125% 2024	12,580	13,768
American Campus Communities, Inc. 3.30% 2026	1,770	1,904
American Campus Communities, Inc. 3.625% 2027	16,532	18,081
American Campus Communities, Inc. 2.85% 2030	9,075	9,093
American Campus Communities, Inc. 3.875% 2031	2,066	2,226
American Tower Corp. 1.60% 2026	20,024	20,089
American Tower Corp. 3.55% 2027	6,815	7,401
American Tower Corp. 1.50% 2028	30,000	28,648
American Tower Corp. 3.60% 2028	3,750	4,054
American Tower Corp. 2.70% 2031	12,995	13,032
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,714
Corporate Office Properties LP 5.00% 2025	1,235	1,392
Corporate Office Properties LP 2.25% 2026	10,339	10,518
Corporate Office Properties LP 2.75% 2031	6,187	5,996
Equinix, Inc. 2.625% 2024	10,601	11,176
Equinix, Inc. 1.25% 2025	7,722	7,662
Equinix, Inc. 2.90% 2026	13,636	14,396
Equinix, Inc. 1.80% 2027	11,891	11,686
Equinix, Inc. 1.55% 2028	17,275	16,529
Equinix, Inc. 3.20% 2029	15,036	15,649
Equinix, Inc. 2.15% 2030	18,655	17,751
Equinix, Inc. 3.00% 2050	19,120	16,882
Essex Portfolio LP 3.875% 2024	27,215	29,430
Essex Portfolio LP 3.50% 2025	28,995	31,345
American Balanced Fund — Page 26 of 50

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Essex Portfolio LP 3.375% 2026	$2,395	$2,594
Gaming and Leisure Properties, Inc. 3.35% 2024	9,135	9,681
Gaming and Leisure Properties, Inc. 4.00% 2030	5,000	5,210
Hospitality Properties Trust 5.00% 2022	4,350	4,426
Hospitality Properties Trust 4.50% 2023	15,630	15,907
Hospitality Properties Trust 4.95% 2027	2,750	2,726
Hospitality Properties Trust 3.95% 2028	12,610	11,656
Public Storage 2.37% 2022	2,160	2,219
Public Storage 0.875% 2026	8,935	8,746
Scentre Group 3.25% 2025[5]	6,535	6,953
Scentre Group 3.50% 2025[5]	10,415	11,066
Scentre Group 3.75% 2027[5]	13,620	14,572
Westfield Corp. Ltd. 3.15% 2022[5]	42,160	43,006
		508,780
Municipals 0.01%
Banner Health 1.897% 2031	5,000	4,760
Banner Health 2.913% 2051	6,675	6,164
The Rockefeller Foundation 2.492% 2050	17,000	15,612
		26,536
Total corporate bonds, notes & loans		23,063,879
Mortgage-backed obligations 9.01% Federal agency mortgage-backed obligations 8.49%
Fannie Mae Pool #AJ9156 3.00% 2026[8]	389	411
Fannie Mae Pool #AJ0049 3.00% 2026[8]	334	353
Fannie Mae Pool #AJ9155 3.00% 2026[8]	190	200
Fannie Mae Pool #AJ6086 3.00% 2026[8]	190	200
Fannie Mae Pool #AJ6999 3.00% 2026[8]	36	39
Fannie Mae Pool #AJ4087 3.00% 2026[8]	7	8
Fannie Mae Pool #AJ1756 3.00% 2026[8]	6	6
Fannie Mae Pool #AI8140 3.50% 2026[8]	16	17
Fannie Mae Pool #AL5603 3.00% 2027[8]	685	723
Fannie Mae Pool #AB4281 3.00% 2027[8]	619	655
Fannie Mae Pool #AL1381 3.00% 2027[8]	372	393
Fannie Mae Pool #AP7539 3.00% 2027[8]	345	365
Fannie Mae Pool #AK3264 3.00% 2027[8]	243	257
Fannie Mae Pool #AB4483 3.00% 2027[8]	215	228
Fannie Mae Pool #AB4485 3.00% 2027[8]	199	210
Fannie Mae Pool #AP7788 3.00% 2027[8]	165	174
Fannie Mae Pool #AO8678 3.00% 2027[8]	136	144
Fannie Mae Pool #AK4347 3.00% 2027[8]	80	85
Fannie Mae Pool #AP0457 3.00% 2027[8]	34	35
Fannie Mae Pool #AJ9193 3.00% 2027[8]	19	20
Fannie Mae Pool #AQ4458 3.00% 2027[8]	13	14
Fannie Mae Pool #MA1062 3.00% 2027[8]	5	5
Fannie Mae Pool #AL2740 3.00% 2027[8]	3	4
Fannie Mae Pool #AK6769 3.50% 2027[8]	15	16
Fannie Mae Pool #AL4693 3.00% 2028[8]	58	61
Fannie Mae Pool #AL3802 3.00% 2028[8]	39	42
Fannie Mae Pool #AL5878 3.50% 2029[8]	227	248
Fannie Mae Pool #BM4299 3.00% 2030[8]	741	782
Fannie Mae Pool #FM1465 3.00% 2030[8]	323	343
American Balanced Fund — Page 27 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BA0496 3.50% 2030[8]	$113	$122
Fannie Mae Pool #AL7688 3.50% 2030[8]	100	109
Fannie Mae Pool #AZ5722 3.50% 2030[8]	15	16
Fannie Mae Pool #AL7972 3.50% 2031[8]	146	159
Fannie Mae Pool #BE7150 3.50% 2032[8]	265	285
Fannie Mae Pool #CA0960 3.50% 2032[8]	17	18
Fannie Mae Pool #BJ7443 3.00% 2033[8]	19	20
Fannie Mae Pool #AS0727 3.50% 2033[8]	100	108
Fannie Mae Pool #BJ9002 3.50% 2033[8]	47	51
Fannie Mae Pool #CA1270 3.50% 2033[8]	13	14
Fannie Mae Pool #555880 5.50% 2033[8]	1,156	1,348
Fannie Mae Pool #555956 5.50% 2033[8]	1,007	1,175
Fannie Mae Pool #357399 5.50% 2033[8]	111	129
Fannie Mae Pool #FM1394 3.00% 2034[8]	56	60
Fannie Mae Pool #FM5285 3.00% 2035[8]	73,903	78,542
Fannie Mae Pool #MA2138 3.50% 2035[8]	257	276
Fannie Mae Pool #AA0914 5.00% 2035[8]	330	373
Fannie Mae Pool #745092 6.50% 2035[8]	1,134	1,311
Fannie Mae Pool #887695 6.00% 2036[8]	352	420
Fannie Mae Pool #FM3124 3.00% 2037[8]	85,489	89,859
Fannie Mae Pool #888292 6.00% 2037[8]	3,134	3,749
Fannie Mae Pool #888746 6.50% 2037[8]	644	746
Fannie Mae Pool #256860 6.50% 2037[8]	390	455
Fannie Mae Pool #MA3412 3.50% 2038[8]	569	603
Fannie Mae Pool #MA3280 3.50% 2038[8]	224	237
Fannie Mae Pool #MA3539 4.50% 2038[8]	239	262
Fannie Mae Pool #889658 6.50% 2038[8]	989	1,156
Fannie Mae Pool #MA3742 3.50% 2039[8]	1,736	1,833
Fannie Mae Pool #FM1441 3.50% 2039[8]	731	774
Fannie Mae Pool #MA3832 3.50% 2039[8]	562	595
Fannie Mae Pool #FM3075 3.50% 2039[8]	232	245
Fannie Mae Pool #MA3772 3.50% 2039[8]	158	167
Fannie Mae Pool #AD0679 5.50% 2039[8]	32	37
Fannie Mae Pool #AE0395 4.50% 2040[8]	4,407	4,906
Fannie Mae Pool #AE3049 4.50% 2040[8]	3,388	3,775
Fannie Mae Pool #AE5471 4.50% 2040[8]	2,538	2,848
Fannie Mae Pool #AD8536 5.00% 2040[8]	1,962	2,249
Fannie Mae Pool #AE2513 5.00% 2040[8]	1,243	1,420
Fannie Mae Pool #932752 5.00% 2040[8]	554	645
Fannie Mae Pool #AE4689 5.00% 2040[8]	448	499
Fannie Mae Pool #AI2503 4.00% 2041[8]	2,951	3,237
Fannie Mae Pool #AH3575 4.50% 2041[8]	3,640	4,106
Fannie Mae Pool #AI5589 4.50% 2041[8]	55	62
Fannie Mae Pool #AI8121 5.00% 2041[8]	912	1,062
Fannie Mae Pool #AH5452 5.00% 2041[8]	779	906
Fannie Mae Pool #AI0582 5.00% 2041[8]	647	753
Fannie Mae Pool #AI4289 5.00% 2041[8]	644	749
Fannie Mae Pool #AH9420 5.00% 2041[8]	452	509
Fannie Mae Pool #AI3894 5.00% 2041[8]	323	361
Fannie Mae Pool #AI7218 5.00% 2041[8]	315	349
Fannie Mae Pool #AH9370 5.00% 2041[8]	284	316
Fannie Mae Pool #AH9938 5.00% 2041[8]	269	309
Fannie Mae Pool #MA0791 5.00% 2041[8]	163	188
Fannie Mae Pool #AI6576 5.00% 2041[8]	150	171
American Balanced Fund — Page 28 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AI4296 5.00% 2041[8]	$125	$144
Fannie Mae Pool #AI7159 5.00% 2041[8]	119	133
Fannie Mae Pool #AI7058 5.00% 2041[8]	83	96
Fannie Mae Pool #AI1865 5.00% 2041[8]	43	49
Fannie Mae Pool #AI6599 5.00% 2041[8]	16	18
Fannie Mae Pool #AI4563 5.00% 2041[8]	6	7
Fannie Mae Pool #AJ1422 5.00% 2041[8]	4	4
Fannie Mae Pool #AK2147 5.00% 2042[8]	232	257
Fannie Mae Pool #AT7696 3.50% 2043[8]	6,791	7,365
Fannie Mae Pool #AT7689 3.50% 2043[8]	2,806	3,043
Fannie Mae Pool #AT7680 3.50% 2043[8]	1,075	1,160
Fannie Mae Pool #AQ9302 3.50% 2043[8]	835	905
Fannie Mae Pool #AU8813 4.00% 2043[8]	354	394
Fannie Mae Pool #AU9348 4.00% 2043[8]	251	279
Fannie Mae Pool #AU9350 4.00% 2043[8]	204	226
Fannie Mae Pool #AV1538 4.50% 2043[8]	7,303	8,242
Fannie Mae Pool #AL8354 3.50% 2045[8]	9,556	10,334
Fannie Mae Pool #FM2795 3.00% 2046[8]	5,916	6,216
Fannie Mae Pool #MA2608 3.00% 2046[8]	2,347	2,471
Fannie Mae Pool #MA2771 3.00% 2046[8]	2,037	2,145
Fannie Mae Pool #AL8522 3.50% 2046[8]	14,749	15,930
Fannie Mae Pool #AS6789 3.50% 2046[8]	10,400	11,170
Fannie Mae Pool #BC0157 3.50% 2046[8]	10,353	11,150
Fannie Mae Pool #AL9499 3.50% 2046[8]	9,303	10,008
Fannie Mae Pool #AS7168 3.50% 2046[8]	6,843	7,369
Fannie Mae Pool #BC7611 4.00% 2046[8]	1,734	1,888
Fannie Mae Pool #BD9665 4.00% 2046[8]	1,491	1,629
Fannie Mae Pool #FM2265 3.00% 2047[8]	80,885	84,948
Fannie Mae Pool #MA2863 3.00% 2047[8]	37,790	39,594
Fannie Mae Pool #FM1000 3.00% 2047[8]	36,983	38,756
Fannie Mae Pool #BF0364 3.00% 2047[8]	32,665	34,334
Fannie Mae Pool #BM5632 3.00% 2047[8]	30,134	31,649
Fannie Mae Pool #BF0302 3.00% 2047[8]	25,992	27,316
Fannie Mae Pool #BM3528 3.50% 2047[8]	52,914	57,072
Fannie Mae Pool #CA0854 3.50% 2047[8]	12,444	13,396
Fannie Mae Pool #CA0770 3.50% 2047[8]	9,069	9,648
Fannie Mae Pool #MA3182 3.50% 2047[8]	7,170	7,610
Fannie Mae Pool #MA3210 3.50% 2047[8]	6,472	6,869
Fannie Mae Pool #BE3162 3.50% 2047[8]	1,716	1,847
Fannie Mae Pool #BE3151 3.50% 2047[8]	1,504	1,609
Fannie Mae Pool #BH6387 3.50% 2047[8]	772	819
Fannie Mae Pool #BH7058 3.50% 2047[8]	208	220
Fannie Mae Pool #BH7779 3.50% 2047[8]	60	64
Fannie Mae Pool #CA0453 4.00% 2047[8]	38,953	41,980
Fannie Mae Pool #MA3149 4.00% 2047[8]	27,750	29,939
Fannie Mae Pool #MA3183 4.00% 2047[8]	7,059	7,621
Fannie Mae Pool #BM4413 4.50% 2047[8]	15,470	16,926
Fannie Mae Pool #CA0623 4.50% 2047[8]	6,644	7,295
Fannie Mae Pool #BE9242 4.50% 2047[8]	46	51
Fannie Mae Pool #257030 6.50% 2047[8]	72	78
Fannie Mae Pool #947661 6.50% 2047[8]	39	42
Fannie Mae Pool #256975 7.00% 2047[8]	40	46
Fannie Mae Pool #920015 7.00% 2047[8]	37	43
Fannie Mae Pool #257036 7.00% 2047[8]	19	22
American Balanced Fund — Page 29 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #256893 7.00% 2047[8]	$9	$10
Fannie Mae Pool #BF0293 3.00% 2048[8]	115,954	123,074
Fannie Mae Pool #BF0323 3.00% 2048[8]	58,004	61,742
Fannie Mae Pool #BM5822 3.00% 2048[8]	28,436	29,835
Fannie Mae Pool #BF0325 3.50% 2048[8]	74,313	80,312
Fannie Mae Pool #BF0318 3.50% 2048[8]	60,204	65,064
Fannie Mae Pool #BM4033 3.50% 2048[8]	35,160	37,709
Fannie Mae Pool #FM3164 3.50% 2048[8]	35,511	37,485
Fannie Mae Pool #CA1532 3.50% 2048[8]	18,874	20,067
Fannie Mae Pool #BM3714 3.50% 2048[8]	10,751	11,530
Fannie Mae Pool #CA1073 3.50% 2048[8]	10,456	11,092
Fannie Mae Pool #MA3332 3.50% 2048[8]	8,984	9,527
Fannie Mae Pool #CA2451 3.50% 2048[8]	8,831	9,382
Fannie Mae Pool #MA3305 3.50% 2048[8]	7,874	8,353
Fannie Mae Pool #BJ6760 3.50% 2048[8]	7,429	7,940
Fannie Mae Pool #BH9277 3.50% 2048[8]	6,546	6,941
Fannie Mae Pool #BJ3790 3.50% 2048[8]	3,222	3,416
Fannie Mae Pool #BM3332 3.50% 2048[8]	2,568	2,756
Fannie Mae Pool #FM1755 3.50% 2048[8]	2,599	2,750
Fannie Mae Pool #BK7655 3.894% 2048[7,8]	5,846	6,101
Fannie Mae Pool #CA2374 4.00% 2048[8]	27,142	29,157
Fannie Mae Pool #BK0199 4.00% 2048[8]	6,316	6,797
Fannie Mae Pool #BJ0639 4.00% 2048[8]	3,397	3,644
Fannie Mae Pool #BK1198 4.00% 2048[8]	3,025	3,253
Fannie Mae Pool #CA2377 4.00% 2048[8]	2,378	2,554
Fannie Mae Pool #BK0920 4.00% 2048[8]	1,931	2,074
Fannie Mae Pool #BM2007 4.00% 2048[8]	1,160	1,245
Fannie Mae Pool #BJ9252 4.00% 2048[8]	569	611
Fannie Mae Pool #FM1784 4.00% 2048[8]	412	447
Fannie Mae Pool #MA3384 4.00% 2048[8]	384	413
Fannie Mae Pool #CA1542 4.00% 2048[8]	276	301
Fannie Mae Pool #BJ4342 4.00% 2048[8]	251	270
Fannie Mae Pool #BK0915 4.00% 2048[8]	169	181
Fannie Mae Pool #BJ9256 4.00% 2048[8]	132	142
Fannie Mae Pool #CA1015 4.00% 2048[8]	129	139
Fannie Mae Pool #MA3277 4.00% 2048[8]	105	113
Fannie Mae Pool #BJ9260 4.00% 2048[8]	35	38
Fannie Mae Pool #BJ2751 4.50% 2048[8]	28,997	31,661
Fannie Mae Pool #CA2204 4.50% 2048[8]	7,745	8,440
Fannie Mae Pool #CA2642 4.50% 2048[8]	559	612
Fannie Mae Pool #CA2493 4.50% 2048[8]	431	470
Fannie Mae Pool #BK1135 4.50% 2048[8]	388	423
Fannie Mae Pool #BK9902 4.50% 2048[8]	236	259
Fannie Mae Pool #BJ8318 4.50% 2048[8]	164	179
Fannie Mae Pool #BJ5829 4.50% 2048[8]	123	135
Fannie Mae Pool #BK9598 4.50% 2048[8]	35	38
Fannie Mae Pool #BK9366 4.50% 2048[8]	33	36
Fannie Mae Pool #BK0253 4.50% 2048[8]	25	27
Fannie Mae Pool #CA4788 3.00% 2049[8]	163,964	173,419
Fannie Mae Pool #BN7755 3.00% 2049[8]	132,029	139,565
Fannie Mae Pool #CA4756 3.00% 2049[8]	102,350	107,777
Fannie Mae Pool #CA4533 3.00% 2049[8]	48,715	51,554
Fannie Mae Pool #BO4808 3.00% 2049[8]	25,043	26,427
Fannie Mae Pool #BO4758 3.00% 2049[8]	14,978	15,751
American Balanced Fund — Page 30 of 50

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA3807 3.00% 2049[8]	$7,144	$7,557
Fannie Mae Pool #CA3806 3.00% 2049[8]	4,187	4,437
Fannie Mae Pool #CA4800 3.50% 2049[8]	81,619	88,214
Fannie Mae Pool #CA4079 3.50% 2049[8]	51,862	55,084
Fannie Mae Pool #FM2318 3.50% 2049[8]	43,910	47,165
Fannie Mae Pool #CA3068 3.50% 2049[8]	8,863	9,530
Fannie Mae Pool #CA4156 3.50% 2049[8]	4,121	4,372
Fannie Mae Pool #CA4112 3.50% 2049[8]	1,706	1,845
Fannie Mae Pool #CA3814 3.50% 2049[8]	1,479	1,600
Fannie Mae Pool #BO5349 3.50% 2049[8]	129	136
Fannie Mae Pool #BO1345 3.50% 2049[8]	68	72
Fannie Mae Pool #FM1913 4.00% 2049[8]	7,759	8,433
Fannie Mae Pool #CA3976 4.00% 2049[8]	3,108	3,376
Fannie Mae Pool #CA3184 4.00% 2049[8]	570	620
Fannie Mae Pool #CA4432 4.00% 2049[8]	323	353
Fannie Mae Pool #FM1668 4.00% 2049[8]	235	256
Fannie Mae Pool #CA6579 2.00% 2050[8]	62,972	63,149
Fannie Mae Pool #CA5689 3.00% 2050[8]	178,217	189,133
Fannie Mae Pool #CA8285 3.00% 2050[8]	64,659	69,206
Fannie Mae Pool #CA6495 3.50% 2050[8]	2,196	2,321
Fannie Mae Pool #MA4256 2.50% 2051[8]	21,247	21,830
Fannie Mae Pool #CA9308 3.00% 2051[8]	151,597	160,911
Fannie Mae Pool #CA8870 3.00% 2051[8]	150,309	159,589
Fannie Mae Pool #CA8969 3.00% 2051[8]	2,020	2,135
Fannie Mae Pool #BF0189 3.00% 2057[8]	12,075	13,059
Fannie Mae Pool #BF0174 3.00% 2057[8]	7,971	8,624
Fannie Mae Pool #BF0177 3.00% 2057[8]	7,421	8,029
Fannie Mae Pool #BF0145 3.50% 2057[8]	167,978	183,554
Fannie Mae Pool #BF0219 3.50% 2057[8]	39,058	42,852
Fannie Mae Pool #BF0262 3.00% 2058[8]	713	771
Fannie Mae Pool #BF0226 3.50% 2058[8]	48,217	53,339
Fannie Mae Pool #BF0332 3.00% 2059[8]	103,815	112,277
Fannie Mae Pool #BF0481 3.50% 2060[8]	133,853	145,657
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[7,8]	267	269
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[8]	305	311
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[8]	7,238	7,335
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[7,8]	617	624
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[8]	3,718	3,752
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[8]	155	157
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[8]	933	952
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[8]	113	113
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.417% 2023[7,8]	741	762
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.13% 2023[7,8]	8,759	9,183
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[7,8]	13,245	13,955
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[7,8]	11,623	12,333
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.524% 2024[7,8]	661	688
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.556% 2024[7,8]	851	896
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.623% 2024[7,8]	735	777
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[7,8]	15,189	16,227
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[7,8]	10,789	11,530
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[8]	209	214
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[8]	584	607
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[8]	133	137
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 2026[8]	177	181
American Balanced Fund — Page 31 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[8]	$749	$773
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[8]	1,103	1,139
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[8]	535	555
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[8]	535	555
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[8]	508	528
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 2026[8]	18	18
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.478% 2026[7,8]	38,665	40,786
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.478% 2026[7,8]	392	403
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.483% 2026[7,8]	11	11
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[8]	774	812
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[8]	698	726
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 2027[8]	70	72
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[7,8]	22,406	24,148
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[5,8]	706	746
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.085% 2027[7,8]	32,080	35,027
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[8]	528	485
Freddie Mac 3.00% 2037[8]	26,756	28,150
Freddie Mac 4.00% 2042[8]	6,596	7,309
Freddie Mac 4.00% 2045[8]	7,020	7,755
Freddie Mac Pool #ZK3775 3.00% 2026[8]	565	597
Freddie Mac Pool #ZK3584 3.00% 2026[8]	148	156
Freddie Mac Pool #ZK3747 3.00% 2026[8]	5	5
Freddie Mac Pool #ZK3727 3.00% 2026[8]	2	3
Freddie Mac Pool #ZK7598 3.00% 2027[8]	5,866	6,205
Freddie Mac Pool #ZS8455 3.00% 2027[8]	481	509
Freddie Mac Pool #ZK3970 3.00% 2027[8]	343	363
Freddie Mac Pool #ZK4375 3.00% 2027[8]	237	251
Freddie Mac Pool #ZA2702 3.00% 2027[8]	108	114
Freddie Mac Pool #ZK4018 3.00% 2027[8]	8	8
Freddie Mac Pool #D97504 6.50% 2027[8]	233	253
Freddie Mac Pool #C91130 6.50% 2027[8]	119	133
Freddie Mac Pool #D97509 6.50% 2027[8]	32	36
Freddie Mac Pool #ZK5302 3.00% 2028[8]	980	1,044
Freddie Mac Pool #ZS6976 3.00% 2028[8]	191	201
Freddie Mac Pool #ZK5749 3.00% 2028[8]	122	130
Freddie Mac Pool #ZK6181 3.00% 2028[8]	120	127
Freddie Mac Pool #C91150 6.50% 2028[8]	125	141
Freddie Mac Pool #ZK7590 3.00% 2029[8]	3,588	3,807
Freddie Mac Pool #ZK7593 3.00% 2029[8]	312	331
Freddie Mac Pool #G16210 3.50% 2032[8]	55	59
Freddie Mac Pool #G16663 3.00% 2033[8]	11,520	12,300
Freddie Mac Pool #G16426 3.00% 2033[8]	5,705	6,133
Freddie Mac Pool #V62089 3.50% 2033[8]	3,453	3,690
Freddie Mac Pool #ZA2384 3.50% 2035[8]	343	371
Freddie Mac Pool #C91917 3.00% 2037[8]	12,355	12,998
Freddie Mac Pool #G06028 5.50% 2037[8]	161	181
Freddie Mac Pool #A56076 5.50% 2037[8]	23	26
Freddie Mac Pool #ZT1449 3.00% 2038[8]	12,216	12,900
Freddie Mac Pool #ZA2505 3.50% 2038[8]	156	164
Freddie Mac Pool #G08248 5.50% 2038[8]	75	89
Freddie Mac Pool #G05979 5.50% 2038[8]	32	38
Freddie Mac Pool #G04552 6.00% 2038[8]	600	709
Freddie Mac Pool #ZA7078 3.50% 2039[8]	9,681	10,233
Freddie Mac Pool #RB5012 3.50% 2039[8]	448	475
American Balanced Fund — Page 32 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RB5003 3.50% 2039[8]	$288	$305
Freddie Mac Pool #RB5007 3.50% 2039[8]	86	91
Freddie Mac Pool #RB5001 3.50% 2039[8]	33	35
Freddie Mac Pool #G05546 5.50% 2039[8]	131	154
Freddie Mac Pool #1B7749 2.38% 2040[7,8]	8	8
Freddie Mac Pool #G05937 4.50% 2040[8]	4,091	4,590
Freddie Mac Pool #A90351 4.50% 2040[8]	342	374
Freddie Mac Pool #Q03821 4.50% 2041[8]	729	813
Freddie Mac Pool #Q01190 4.50% 2041[8]	435	485
Freddie Mac Pool #A97543 4.50% 2041[8]	417	461
Freddie Mac Pool #A97669 4.50% 2041[8]	292	329
Freddie Mac Pool #A96552 4.50% 2041[8]	102	112
Freddie Mac Pool #Q03795 4.50% 2041[8]	42	46
Freddie Mac Pool #Q01160 5.00% 2041[8]	196	228
Freddie Mac Pool #Q11220 3.50% 2042[8]	742	803
Freddie Mac Pool #V80026 3.00% 2043[8]	40	43
Freddie Mac Pool #G07921 3.50% 2043[8]	614	666
Freddie Mac Pool #Q23190 4.00% 2043[8]	385	426
Freddie Mac Pool #Q23185 4.00% 2043[8]	254	283
Freddie Mac Pool #Q26734 4.00% 2044[8]	2,646	2,913
Freddie Mac Pool #760014 3.039% 2045[7,8]	1,449	1,517
Freddie Mac Pool #SD0480 3.50% 2045[8]	14,269	15,620
Freddie Mac Pool #G60344 4.00% 2045[8]	5,997	6,655
Freddie Mac Pool #Z40130 3.00% 2046[8]	20,297	21,643
Freddie Mac Pool #G60744 3.50% 2046[8]	2,994	3,226
Freddie Mac Pool #V82628 4.00% 2046[8]	14,506	15,927
Freddie Mac Pool #Q40476 4.00% 2046[8]	4,065	4,463
Freddie Mac Pool #Q40458 4.00% 2046[8]	1,134	1,250
Freddie Mac Pool #Q41909 4.50% 2046[8]	1,015	1,118
Freddie Mac Pool #Q41090 4.50% 2046[8]	492	541
Freddie Mac Pool #760015 2.743% 2047[7,8]	9,991	10,446
Freddie Mac Pool #G61733 3.00% 2047[8]	24,797	26,222
Freddie Mac Pool #Q52813 3.50% 2047[8]	11,186	11,869
Freddie Mac Pool #G61295 3.50% 2047[8]	8,790	9,487
Freddie Mac Pool #G08788 3.50% 2047[8]	3,215	3,404
Freddie Mac Pool #ZS4739 3.50% 2047[8]	217	231
Freddie Mac Pool #ZS4726 3.50% 2047[8]	51	55
Freddie Mac Pool #G08775 4.00% 2047[8]	24,895	26,887
Freddie Mac Pool #Q50901 4.00% 2047[8]	6,691	7,273
Freddie Mac Pool #V83507 4.00% 2047[8]	3,971	4,280
Freddie Mac Pool #G08789 4.00% 2047[8]	2,767	2,991
Freddie Mac Pool #G60928 4.50% 2047[8]	4,953	5,465
Freddie Mac Pool #ZM5257 3.00% 2048[8]	24,122	25,227
Freddie Mac Pool #G08800 3.50% 2048[8]	29,053	30,857
Freddie Mac Pool #G61628 3.50% 2048[8]	11,753	12,630
Freddie Mac Pool #G61662 3.50% 2048[8]	10,678	11,345
Freddie Mac Pool #ZM5397 3.50% 2048[8]	16	17
Freddie Mac Pool #ZS4751 3.50% 2048[8]	15	16
Freddie Mac Pool #Q54547 4.00% 2048[8]	16,011	17,253
Freddie Mac Pool #ZA5889 4.00% 2048[8]	7,881	8,515
Freddie Mac Pool #Q54367 4.00% 2048[8]	999	1,073
Freddie Mac Pool #Q54328 4.00% 2048[8]	753	808
Freddie Mac Pool #SI2002 4.00% 2048[8]	80	86
Freddie Mac Pool #SD7507 3.00% 2049[8]	210,360	222,533
American Balanced Fund — Page 33 of 50

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7509 3.00% 2049[8]	$80,732	$85,372
Freddie Mac Pool #QA5118 3.50% 2049[8]	63,952	68,614
Freddie Mac Pool #V85664 3.50% 2049[8]	57,051	61,310
Freddie Mac Pool #SD7508 3.50% 2049[8]	16,163	17,431
Freddie Mac Pool #SD7506 4.00% 2049[8]	83,412	91,261
Freddie Mac Pool #RA1744 4.00% 2049[8]	1,566	1,701
Freddie Mac Pool #SD7528 2.00% 2050[8]	128,886	129,054
Freddie Mac Pool #RA2334 3.00% 2050[8]	81,665	86,307
Freddie Mac Pool #SD8129 2.50% 2051[8]	34,719	35,683
Freddie Mac, Series T041, Class 3A, 4.579% 2032[7,8]	1,008	1,126
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	1,425	1,628
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[8]	17,125	17,841
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[8]	877	899
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[8]	44,445	47,216
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[8]	13,505	14,470
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[7,8]	59,309	65,752
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[8]	27,630	30,244
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[8]	14,800	16,410
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[8]	28,540	31,288
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[8]	29,815	32,882
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[7,8]	20,520	22,628
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[8]	3,800	4,193
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[8]	17,500	19,483
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[8]	11,103	12,734
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[7,8]	55,615	58,880
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	55,438	58,747
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[7,8]	24,351	25,782
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[8]	7,535	7,987
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[7,8]	31,913	34,078
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[7,8]	10,715	11,353
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[8]	40,399	43,397
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[8]	20,958	22,808
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	8,705	9,326
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[8]	107,785	116,147
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[8]	58,244	61,723
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[8]	11,379	11,990
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[8]	16,896	17,780
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[8]	44,920	47,425
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[8]	24,545	26,800
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[8]	8,009	8,165
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[8]	1,427	1,370
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.409% 2027[7,8]	14,214	14,532
Government National Mortgage Assn. 2.00% 2051[8,9]	487,231	491,190
Government National Mortgage Assn. 2.00% 2051[8,9]	193,983	195,234
Government National Mortgage Assn. 4.00% 2051[8,9]	24,603	26,266
Government National Mortgage Assn. 4.50% 2051[8,9]	39,041	42,231
Government National Mortgage Assn. Pool #004291 6.00% 2038[8]	2,019	2,378
Government National Mortgage Assn. Pool #783219 4.00% 2041[8]	4,856	5,376
Government National Mortgage Assn. Pool #MA1601 4.00% 2044[8]	66	74
Government National Mortgage Assn. Pool #MA3175 4.50% 2045[8]	5,554	6,219
Government National Mortgage Assn. Pool #MA3107 4.50% 2045[8]	126	141
Government National Mortgage Assn. Pool #MA3873 3.00% 2046[8]	45,103	47,784
Government National Mortgage Assn. Pool #MA4901 4.00% 2047[8]	42,421	45,825
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA4587 4.00% 2047[8]	$25,631	$27,803
Government National Mortgage Assn. Pool #MA4779 4.00% 2047[8]	5,297	5,747
Government National Mortgage Assn. Pool #MA4653 4.00% 2047[8]	4,299	4,646
Government National Mortgage Assn. Pool #MA5191 3.50% 2048[8]	48,427	51,631
Government National Mortgage Assn. Pool #MA5078 4.00% 2048[8]	51,268	55,317
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[8]	1,148	1,237
Government National Mortgage Assn. Pool #MA5193 4.50% 2048[8]	9,656	10,447
Government National Mortgage Assn. Pool #MA5816 3.50% 2049[8]	57,210	60,502
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[8]	18,021	19,303
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[8]	1,413	1,515
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[8]	76,282	82,682
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[8]	6,242	6,757
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[8]	464	507
Government National Mortgage Assn. Pool #MA7052 2.50% 2050[8]	15,504	16,016
Government National Mortgage Assn. Pool #MA7193 2.50% 2051[8]	63,034	65,084
Government National Mortgage Assn. Pool #710085 5.016% 2061[8]	4	5
Uniform Mortgage-Backed Security 1.50% 2036[8,9]	337,675	338,695
Uniform Mortgage-Backed Security 2.00% 2036[8,9]	1,448,812	1,486,989
Uniform Mortgage-Backed Security 2.00% 2036[8,9]	1,026,626	1,052,384
Uniform Mortgage-Backed Security 2.50% 2036[8,9]	165,014	171,621
Uniform Mortgage-Backed Security 2.50% 2036[8,9]	91,715	95,430
Uniform Mortgage-Backed Security 2.00% 2051[8,9]	1,109,854	1,103,568
Uniform Mortgage-Backed Security 2.00% 2051[8,9]	114,385	113,969
Uniform Mortgage-Backed Security 2.50% 2051[8,9]	3,256,827	3,328,197
Uniform Mortgage-Backed Security 2.50% 2051[8,9]	874,467	895,543
Uniform Mortgage-Backed Security 3.00% 2051[8,9]	117,478	122,397
Uniform Mortgage-Backed Security 3.00% 2051[8,9]	42,847	44,633
Uniform Mortgage-Backed Security 3.00% 2051[8,9]	30,574	31,836
Uniform Mortgage-Backed Security 3.50% 2051[8,9]	53,862	56,902
Uniform Mortgage-Backed Security 4.00% 2051[8,9]	422,092	452,892
Uniform Mortgage-Backed Security 4.50% 2051[8,9]	20,675	22,510
Uniform Mortgage-Backed Security 4.50% 2051[8,9]	6,250	6,806
		16,295,844
Collateralized mortgage-backed obligations (privately originated) 0.29%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[5,7,8]	4,580	4,606
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[5,8]	1,743	1,762
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.709% 2029[5,7,8]	27,930	28,082
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[5,7,8]	5,314	5,400
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[5,7,8]	4,275	4,423
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[5,7,8]	6,909	6,940
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[5,7,8]	1,681	1,688
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[5,7,8]	861	850
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[5,7,8]	4,095	4,100
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[5,7,8]	10,123	10,572
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 2.543% 2033[7,8]	457	455
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[5,7,8]	4,859	4,901
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[5,8]	18,052	18,396
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[8]	269	283
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[8]	114	120
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[8]	995	1,032
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,8]	99,045	106,966
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[5,8]	24,387	26,288
American Balanced Fund — Page 35 of 50

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[5,7,8]	$10,546	$10,778
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[8]	930	1,013
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[5,7,8]	4,155	4,285
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[5,7,8]	2,996	3,088
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[5,7,8]	2,858	2,946
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[5,7,8]	32,308	32,637
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[5,7,8]	17,727	17,948
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[5,7,8]	11,132	11,151
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.859% 2052[5,7,8]	11,004	11,028
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.909% 2053[5,7,8]	15,542	15,571
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.106% 2023[5,7,8]	42,938	43,120
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[5,7,8]	1,221	1,299
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[5,7,8]	6,347	6,484
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[5,8]	4,915	4,951
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[5,8]	6,493	6,598
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.80% 2055[1,5,7,8]	17,075	17,075
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[5,7,8]	10,024	9,979
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[5,7,8]	9,698	9,896
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[5,7,8]	4,991	4,995
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.259% 2051[5,7,8]	25,000	25,026
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.759% 2054[5,7,8]	32,577	32,608
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[5,8]	20,354	20,260
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[5,8]	25,272	24,416
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[5,8]	599	588
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[5,8]	938	953
		545,557
Commercial mortgage-backed securities 0.23%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[8]	405	447
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[8]	3,422	3,841
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[8]	4,013	4,282
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[8]	515	557
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[8]	795	877
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[7,8]	9,618	10,920
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[8]	18,122	18,253
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.956% 2036[5,7,8]	12,000	12,007
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[8]	11,350	12,469
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[8]	9,988	11,380
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[8]	17,198	17,138
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[7,8]	3,073	3,550
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[8]	8,000	8,387
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[8]	13,000	14,152
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[8]	2,694	2,799
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[8]	800	853
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[8]	2,395	2,623
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[5,8]	1,480	1,477
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[5,7,8]	1,070	1,146
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[8]	1,279	1,387
American Balanced Fund — Page 36 of 50

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[8]	$15,265	$16,808
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[8]	5,067	5,380
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.563% 2048[7,8]	701	753
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[7,8]	1,000	1,050
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[8]	550	591
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[5,8]	38,490	38,038
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 2048[8]	4,673	4,962
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.406% 2044[5,7,8]	1,817	1,816
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[8]	1,568	1,702
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[8]	405	454
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[8]	26,725	26,848
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[8]	12,894	13,953
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[8]	2,520	2,781
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[5,8]	3,075	3,192
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[5,8]	12,426	12,594
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[7,8]	8,015	8,797
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[5,8]	73,501	73,960
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[8]	3,716	3,933
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[8]	8,016	8,676
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[8]	2,812	2,938
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306% 2048[8]	1,600	1,717
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72% 2049[8]	972	1,073
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[5,8]	6,355	6,354
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[8]	2,490	2,724
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.608% 2049[7,8]	704	739
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[5,7,8]	47,844	47,884
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 2048[8]	9,587	10,377
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.094% 2048[7,8]	750	786
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[8]	1,212	1,218
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[8]	455	489
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[8]	10,015	11,092
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[8]	4,008	4,251
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[8]	800	878
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[8]	795	871
		448,224
Total mortgage-backed obligations		17,289,625
U.S. Treasury bonds & notes 6.80% U.S. Treasury 5.39%
U.S. Treasury 1.50% 2021	19,071	19,186
U.S. Treasury 1.50% 2021	5,449	5,489
U.S. Treasury 1.625% 2021	5,836	5,905
U.S. Treasury 2.75% 2021	30,000	30,371
U.S. Treasury 0.125% 2022	26,476	26,484
U.S. Treasury 0.125% 2022	5,695	5,693
U.S. Treasury 1.375% 2022	60,000	60,655
U.S. Treasury 1.375% 2022	4,047	4,124
U.S. Treasury 1.50% 2022	44,695	45,591
U.S. Treasury 1.625% 2022	39,152	40,143
U.S. Treasury 1.875% 2022	75,195	77,169
American Balanced Fund — Page 37 of 50

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2022	$130,000	$134,024
U.S. Treasury 2.00% 2022	35,000	35,592
U.S. Treasury 0.125% 2023	119,986	119,460
U.S. Treasury 0.125% 2023	12,922	12,888
U.S. Treasury 0.125% 2023	3,192	3,186
U.S. Treasury 0.25% 2023	60,968	60,945
U.S. Treasury 1.375% 2023	36,935	37,909
U.S. Treasury 1.50% 2023	97,491	99,843
U.S. Treasury 1.625% 2023	36,000	37,079
U.S. Treasury 2.375% 2023	40,000	41,628
U.S. Treasury 2.50% 2023	31,046	32,497
U.S. Treasury 2.75% 2023	110,200	116,711
U.S. Treasury 2.75% 2023	20,100	21,171
U.S. Treasury 0.25% 2024	100,000	99,734
U.S. Treasury 2.125% 2024	60,000	63,167
U.S. Treasury 2.25% 2024	75,000	79,618
U.S. Treasury 2.25% 2024	50,000	52,734
U.S. Treasury 2.50% 2024	60,763	64,506
U.S. Treasury 0.25% 2025	265,000	259,990
U.S. Treasury 0.375% 2025	569,475	562,487
U.S. Treasury 2.00% 2025	30,000	31,605
U.S. Treasury 2.125% 2025	25,000	26,470
U.S. Treasury 2.625% 2025	62,796	67,715
U.S. Treasury 2.75% 2025	115,000	124,924
U.S. Treasury 2.75% 2025	10,765	11,683
U.S. Treasury 2.875% 2025	116,001	126,858
U.S. Treasury 3.00% 2025	180,000	197,745
U.S. Treasury 0.50% 2026	1,549,739	1,519,576
U.S. Treasury 0.75% 2026	311,917	309,224
U.S. Treasury 2.00% 2026	47,620	49,971
U.S. Treasury 2.25% 2026	53,133	56,573
U.S. Treasury 6.50% 2026	40,000	51,875
U.S. Treasury 0.375% 2027	2,432	2,289
U.S. Treasury 0.50% 2027	200,000	191,189
U.S. Treasury 0.625% 2027	120,030	114,297
U.S. Treasury 1.125% 2027	940	938
U.S. Treasury 2.25% 2027	158,000	167,470
U.S. Treasury 2.25% 2027	11,250	11,950
U.S. Treasury 2.375% 2027	4,350	4,649
U.S. Treasury 6.375% 2027	40,000	52,669
U.S. Treasury 6.625% 2027	60,000	78,853
U.S. Treasury 1.125% 2028	2,518	2,474
U.S. Treasury 2.75% 2028	10,941	11,934
U.S. Treasury 2.875% 2028	50,768	55,811
U.S. Treasury 3.125% 2028	44,885	50,196
U.S. Treasury 5.25% 2028	121,000	154,266
U.S. Treasury 1.625% 2029	25,000	25,103
U.S. Treasury 1.75% 2029[10]	290,465	294,071
U.S. Treasury 5.25% 2029	40,000	51,225
U.S. Treasury 0.625% 2030	115,695	104,899
U.S. Treasury 0.625% 2030	25,000	22,764
U.S. Treasury 0.875% 2030	287,509	266,014
U.S. Treasury 1.125% 2031	529,769	500,673
U.S. Treasury 4.25% 2039	100,000	131,677
American Balanced Fund — Page 38 of 50

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 2040	$173,950	$141,679
U.S. Treasury 1.125% 2040	140,000	114,452
U.S. Treasury 1.375% 2040	116,829	99,537
U.S. Treasury 1.875% 2041[10]	904,960	843,522
U.S. Treasury 2.75% 2042	32,950	35,430
U.S. Treasury 2.875% 2043	36,410	39,890
U.S. Treasury 3.125% 2043	48,025	54,755
U.S. Treasury 3.125% 2044	39,797	45,365
U.S. Treasury 3.625% 2044	25,000	30,782
U.S. Treasury 2.50% 2045	115,000	117,604
U.S. Treasury 3.00% 2045	25,000	27,956
U.S. Treasury 3.00% 2045	25,000	27,912
U.S. Treasury 2.50% 2046	52,120	53,221
U.S. Treasury 2.75% 2047[10]	100,180	107,294
U.S. Treasury 3.00% 2047	60,062	67,335
U.S. Treasury 3.00% 2048	4,047	4,545
U.S. Treasury 1.25% 2050[10]	123,785	93,636
U.S. Treasury 1.375% 2050	52,000	40,648
U.S. Treasury 1.625% 2050[10]	801,412	668,866
U.S. Treasury 2.00% 2050[10]	202,344	185,402
U.S. Treasury 1.875% 2051[10]	466,410	414,267
		10,339,707
U.S. Treasury inflation-protected securities 1.41%
U.S. Treasury Inflation-Protected Security 0.125% 2021[11]	90,380	90,614
U.S. Treasury Inflation-Protected Security 0.625% 2023[11]	368,536	392,129
U.S. Treasury Inflation-Protected Security 0.125% 2024[11]	47,912	51,876
U.S. Treasury Inflation-Protected Security 0.625% 2024[11]	241,000	261,493
U.S. Treasury Inflation-Protected Security 0.125% 2025[11]	28,224	30,775
U.S. Treasury Inflation-Protected Security 2.375% 2025[11]	69,377	81,301
U.S. Treasury Inflation-Protected Security 0.375% 2027[11]	54,137	59,811
U.S. Treasury Inflation-Protected Security 0.75% 2028[11]	156,293	178,385
U.S. Treasury Inflation-Protected Security 1.75% 2028[11]	33,583	40,437
U.S. Treasury Inflation-Protected Security 0.875% 2029[11]	233,060	267,563
U.S. Treasury Inflation-Protected Security 0.125% 2030[11]	132,103	143,104
U.S. Treasury Inflation-Protected Security 0.125% 2030[11]	102,011	110,841
U.S. Treasury Inflation-Protected Security 0.125% 2031[11]	538,837	581,009
U.S. Treasury Inflation-Protected Security 0.625% 2043[11]	25,937	29,434
U.S. Treasury Inflation-Protected Security 1.375% 2044[11]	42,645	55,910
U.S. Treasury Inflation-Protected Security 1.00% 2046[11]	38,634	47,511
U.S. Treasury Inflation-Protected Security 0.875% 2047[11]	37,922	45,832
U.S. Treasury Inflation-Protected Security 0.25% 2050[11]	20,741	21,764
U.S. Treasury Inflation-Protected Security 0.125% 2051[11]	212,764	215,287
		2,705,076
Total U.S. Treasury bonds & notes		13,044,783
Asset-backed obligations 1.58%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[5,8]	14,425	15,028
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[5,8]	8,454	9,021
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[5,8]	9,880	10,621
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[5,8]	3,375	3,511
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[5,8]	7,920	8,256
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[5,8]	20,101	20,558
American Balanced Fund — Page 39 of 50

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[5,8]	$3,873	$4,048
Allegro CLO Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.04% 2030[5,7,8]	22,285	22,285
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[5,8]	1,800	1,812
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[5,8]	13,012	13,280
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[5,8]	5,654	5,639
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[5,8]	3,117	3,101
Ballyrock Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.182% 2030[5,7,8]	50,730	50,730
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[5,8]	2,504	2,512
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[8]	7,804	7,846
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[8]	8,000	8,379
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[8]	811	801
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[8]	794	786
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.167% 2030[5,7,8]	70,560	70,560
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[5,8]	98,667	99,533
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[5,8]	19,736	19,604
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[5,8]	25,830	26,298
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[5,8]	3,617	3,613
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[5,8]	71,051	70,896
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[5,8]	15,207	15,211
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[5,8]	30,202	30,147
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[5,8]	43,309	43,428
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[5,8]	32,108	32,093
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[5,8]	8,644	8,546
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64% 2046[5,8]	53,673	52,565
CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38% 2046[5,8]	2,142	2,117
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[5,7,8]	2,342	2,364
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[5,8]	2,821	2,872
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[5,8]	4,275	4,421
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[5,8]	10,655	10,949
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[5,8]	2,679	2,677
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[5,8]	2,429	2,413
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[5,8]	2,971	3,027
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[5,8]	9,634	9,802
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[8]	71	71
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[8]	703	704
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[8]	6,615	6,658
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[8]	49,120	50,332
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[8]	15,980	16,334
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[8]	24,909	25,461
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[8]	33,495	35,005
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[5,8]	2,430	2,439
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[5,8]	5,510	5,605
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[5,8]	9,570	9,908
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[5,8]	3,189	3,183
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[5,8]	1,738	1,733
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[5,8]	3,433	3,478
Drivetime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 2026[5,8]	1,100	1,118
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[5,8]	1,250	1,357
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.237% 2029[5,7,8]	11,329	11,329
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[5,8]	10,901	10,808
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[5,8]	2,461	2,465
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[5,8]	21,100	21,497
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[8]	3,276	3,314
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[5,8]	3,700	3,814
American Balanced Fund — Page 40 of 50

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[5,8]	$34,000	$35,249
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[5,8]	29,000	30,200
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[8]	3,125	3,174
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 0.859% 2030[7,8]	3,964	3,976
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[5,8]	88,853	88,108
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[5,8]	34,745	34,868
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[5,8]	51,335	52,357
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[5,8]	36,740	39,223
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[5,8]	54,995	59,287
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,8]	115,833	120,064
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,8]	81,070	87,469
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 2033[5,8]	35,225	34,959
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[5,8]	22,410	22,789
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[5,8]	3,354	3,364
Global SC Finance SRL, Series 2021-1A, Class A, 1.86% 2041[5,8]	87,875	87,546
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[5,8]	15,464	15,284
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[5,8]	76,448	76,754
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[5,8]	1,979	1,976
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[5,8]	108,295	108,358
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[5,8]	6,230	6,160
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[8]	1,165	1,206
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[8]	1,646	1,722
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[5,8]	790	793
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[5,8]	836	840
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[5,8]	4,128	4,142
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[5,8]	485	488
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[5,8]	276	277
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[8]	30,945	31,413
Honda Auto Receivables Owner Trust, Series 2018-4, Class A3, 3.16% 2023[8]	5,309	5,379
Madison Park Funding Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.444% 2030[5,7,8]	75,355	75,395
Marathon CLO Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.342% 2029[5,7,8]	44,505	44,505
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[5,8]	41,100	41,136
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.163% 2030[5,7,8]	24,008	24,008
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.188% 2028[5,7,8]	48,267	48,322
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[5,7,8]	7,686	7,686
Palmer Square Ltd., Series 2015-1A, Class A1R3, (3-month USD-LIBOR + 1.00%) 1.245% 2029[5,7,8]	15,003	15,003
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[5,8]	8,310	8,479
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[5,8]	5,145	5,288
Race Point CLO Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.122% 2030[5,7,8]	63,046	63,046
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[8]	2,835	2,841
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[8]	6,223	6,287
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90% 2024[8]	50,000	51,022
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[8]	6,896	7,100
American Balanced Fund — Page 41 of 50

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[8]	$10,565	$10,980
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[8]	20,000	21,283
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[8]	13,071	13,180
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[8]	8,108	8,235
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 2027[5,8]	421	426
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 0.836% 2053[5,7,8]	22,642	22,663
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 1.159% 2035[5,7,8]	723	724
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[5,8]	1,206	1,224
Sound Point CLO Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.16% 2030[5,7,8]	75,470	75,515
Sound Point CLO Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.168% 2030[5,7,8]	44,039	44,039
Sound Point CLO Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.255% 2030[5,7,8]	41,370	41,370
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 0.865% 2030[7,8]	1,702	1,703
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 1.115% 2033[7,8]	12,240	12,334
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[5,8]	43,877	43,891
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[5,8]	2,339	2,330
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[5,8]	23,201	23,307
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73% 2045[5,8]	21,790	22,204
Textainer Marine Containers Ltd., Series 2020-2A, Class B, 3.34% 2045[5,8]	3,536	3,520
Textainer Marine Containers Ltd., Series 2021-1A, Class A, 1.68% 2046[5,8]	54,621	53,163
Textainer Marine Containers Ltd., Series 2021-2A, Class A, 2.23% 2046[5,8]	67,200	67,170
Textainer Marine Containers Ltd., Series 2021-1A, Class B, 2.52% 2046[5,8]	1,722	1,687
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,8]	35,000	37,020
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[5,8]	13,338	13,544
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[5,7,8]	20,655	20,536
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[5,8]	124,834	124,276
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[5,8]	3,961	3,976
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[5,8]	48,540	47,502
Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 2046[5,8]	1,628	1,619
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[5,8]	4,399	4,409
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[5,8]	8,685	8,766
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[5,8]	13,905	14,201
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[5,8]	5,971	6,028
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[5,8]	11,586	11,759
		3,040,090
Bonds & notes of governments & government agencies outside the U.S. 0.39%
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[5]	50,000	54,278
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[5]	20,000	19,491
CPPIB Capital Inc. 2.25% 2022[5]	25,714	26,144
CPPIB Capital Inc. 2.75% 2027[5]	26,400	28,474
European Investment Bank 0.625% 2027	7,655	7,299
European Stability Mechanism 0.375% 2025[5]	26,410	25,795
International Bank for Reconstruction and Development 0.75% 2027	9,000	8,621
International Development Association 0.375% 2025[5]	21,750	21,185
Japan Bank for International Cooperation 1.25% 2031	35,948	33,692
KfW 0.375% 2025	7,671	7,522
Landwirtschaftliche Rentenbank 0.875% 2030	15,000	13,795
Manitoba (Province of) 3.05% 2024	13,500	14,520
American Balanced Fund — Page 42 of 50

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Morocco (Kingdom of) 3.00% 2032[5]	$5,000	$4,699
Morocco (Kingdom of) 4.00% 2050[5]	16,000	14,204
Oesterreichische Kontrollbank AG 0.375% 2025	9,375	9,146
Oesterreichische Kontrollbank AG 0.50% 2026	22,500	21,939
Panama (Republic of) 2.252% 2032	8,410	8,015
Peru (Republic of) 2.392% 2026	2,730	2,815
Peru (Republic of) 2.783% 2031	14,530	14,580
Peru (Republic of) 1.862% 2032	45,665	41,664
Peru (Republic of) 2.78% 2060	50,520	41,832
Philippines (Republic of) 1.648% 2031	13,829	13,097
Philippines (Republic of) 6.375% 2034	25,000	34,331
Philippines (Republic of) 2.65% 2045	7,941	7,158
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[5]	2,492	2,563
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	20,000	21,775
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[5]	4,910	5,346
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	17,050	20,570
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[5]	2,950	3,559
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[5]	1,360	1,547
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[5]	3,850	4,418
Qatar (State of) 3.375% 2024[5]	25,000	26,864
Qatar (State of) 4.00% 2029[5]	10,000	11,377
Qatar (State of) 4.817% 2049[5]	10,000	12,276
Quebec (Province of) 2.375% 2022	51,867	52,783
Quebec (Province of) 2.75% 2027	26,000	28,101
Republic of Chile 3.10% 2061	17,566	16,359
Saudi Arabia (Kingdom of) 3.25% 2030[5]	23,250	24,513
Saudi Arabia (Kingdom of) 5.25% 2050[5]	10,000	12,288
United Mexican States 2.659% 2031	23,509	22,230
United Mexican States 3.771% 2061	13,292	11,795
United Mexican States 3.75% 2071	2,880	2,506
		755,166
Municipals 0.38% Illinois 0.27%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	35,543	36,882
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	54,365	61,980
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	284,825	320,897
G.O. Bonds, Series 2019-A, 3.75% 2021	12,000	12,000
G.O. Bonds, Series 2019-A, 3.75% 2022	12,000	12,229
G.O. Bonds, Series 2019-A, 4.20% 2024	12,000	12,676
G.O. Bonds, Series 2019-A, 4.50% 2025	6,750	7,223
G.O. Bonds, Series 2019-A, 5.00% 2021	25,000	25,636
G.O. Bonds, Series 2021-A, 5.00% 2026	1,275	1,493
G.O. Bonds, Series 2021-A, 5.00% 2031	2,975	3,713
G.O. Bonds, Series 2021-B, 5.00% 2026	1,000	1,171
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	8,405	10,070
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	4,935	6,132
G.O. Rev. Ref. Bonds, Series 2021-C, 4.00% 2031	2,315	2,683
		514,785
American Balanced Fund — Page 43 of 50

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Bonds, notes & other debt instruments (continued) Municipals (continued) Florida 0.07%	Principal amount (000)	Value (000)
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	$16,500	$16,593
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	12,060	12,177
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	44,495	44,685
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	56,645	56,646
		130,101
California 0.04%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	11,929
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	615	626
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 2038	29,850	29,980
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	5,000	5,003
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	5,400	5,354
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	6,450	6,159
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 2041	2,990	2,913
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 2051	12,680	12,575
		74,539
Michigan 0.00%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 2040	7,285	7,094
New Jersey 0.00%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 1.65% 2028[7]	5,000	5,012
New York 0.00%
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	2,625	2,716
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	170	176
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	325	335
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	1,400	1,489
		2,000
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	340	351
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043	240	243
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	185	191
Total municipals		737,032
American Balanced Fund — Page 44 of 50

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Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.18%	Principal amount (000)	Value (000)
Fannie Mae 0.375% 2025	$18,000	$17,679
Fannie Mae 0.75% 2027	12,700	12,237
Fannie Mae 6.25% 2029	4,000	5,415
Fannie Mae 0.875% 2030[10]	210,829	195,406
Federal Home Loan Bank 0.125% 2022	80,000	80,007
Federal Home Loan Bank 5.50% 2036	600	865
Private Export Funding Corp. 3.55% 2024	25,897	28,181
		339,790
Total bonds, notes & other debt instruments (cost: $57,496,193,000)		58,270,365
Short-term securities 11.77% Money market investments 11.72%	Shares
Capital Group Central Cash Fund 0.08%[4,12]	224,960,404	22,498,290
Money market investments purchased from securities lending collateral 0.05%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[12,13]	27,100,000	27,100
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.01%[12,13]	26,100,000	26,100
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[12,13]	11,419,550	11,420
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%[12,13]	9,700,000	9,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[12,13]	8,700,000	8,700
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[12,13]	7,700,000	7,700
Capital Group Central Cash Fund 0.08%[4,12,13]	41,938	4,194
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[12,13]	1,000,000	1,000
		95,914
Total short-term securities (cost: $22,592,670,000)		22,594,204
Total investment securities 105.76% (cost: $152,352,024,000)		203,030,075
Other assets less liabilities (5.76)%		(11,065,979)
Net assets 100.00%		$191,964,096
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[14] (000)	Value at 3/31/2021[15] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
90 Day Euro Dollar Futures	Long	74,400	December 2022	$18,600,000	$18,507,000	$(9,243)
2 Year U.S. Treasury Note Futures	Long	71,995	July 2021	14,399,000	15,891,209	(7,144)
5 Year U.S. Treasury Note Futures	Long	66,182	July 2021	6,618,200	8,166,756	(15,090)
10 Year U.S. Treasury Note Futures	Short	17,845	June 2021	(1,784,500)	(2,336,580)	24,490
10 Year Ultra U.S. Treasury Note Futures	Short	50,835	June 2021	(5,083,500)	(7,304,354)	225,068
20 Year U.S. Treasury Bond Futures	Long	9,300	June 2021	930,000	1,437,722	(41,809)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,521	June 2021	(152,100)	(275,634)	1,255
						$177,527
American Balanced Fund — Page 45 of 50

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
0.207%	U.S. EFFR	2/26/2024	$1,341,000	$(4,257)	$—	$(4,257)
0.3325%	U.S. EFFR	4/2/2024	735,000	(135)	—	(135)
U.S. EFFR	0.10625%	7/8/2025	301,000	7,246	—	7,246
U.S. EFFR	0.0795%	7/13/2025	59,676	1,521	—	1,521
U.S. EFFR	0.287%	11/12/2025	205,100	4,447	—	4,447
U.S. EFFR	0.666%	11/19/2030	78,700	6,328	—	6,328
					$—	$15,150
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2021 (000)
CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	$886,500	$(20,725)	$(18,982)	$(1,743)
Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Common stocks 0.83%
Consumer discretionary 0.24%
Toll Brothers, Inc.	$305,811	$41,125	$—	$—	$105,542	$452,478	$800
Materials 0.23%
Royal Gold, Inc.	443,170	501	—	—	5,244	448,915	2,501
Real estate 0.36%
Iron Mountain Inc. REIT	481,886	81,815	—	—	129,126	692,827	11,578
Total common stocks						1,594,220
Short-term securities 11.72%
Money market investments 11.72%
Capital Group Central Cash Fund 0.08%[12]	22,861,262	6,758,670	7,121,642	—[16]	—[16]	22,498,290	5,396
Money market investments purchased from securities lending collateral 0.00%
Capital Group Central Cash Fund 0.08%[12,13]	—	—[17]	—[17]	—[17]	—[17]	4,194	—[17]
Total short-term securities						22,502,484
Total 12.55%				$—[16]	$239,912	$24,096,704	$20,275
American Balanced Fund — Page 46 of 50

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $8,818,715,000, which represented 4.59% of the net assets of the fund. This amount includes $8,801,640,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $124,641,000, which represented .06% of the net assets of the fund.
[4]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,239,263,000, which represented 4.29% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $248,331,000, which represented .13% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Rate represents the seven-day yield at 3/31/2021.
[13]	Security purchased with cash collateral from securities on loan.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.
[16]	Amount less than one thousand.
[17]	Information not shown for money market investments purchased with cash collateral from securities on loan.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Balanced Fund — Page 47 of 50

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $19,675,454,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,787,728,000 and $1,297,750,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Balanced Fund — Page 48 of 50

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$25,655,640	$1,032,655	$—	$26,688,295
Health care	15,137,898	1,113,244	—	16,251,142
Financials	14,686,771	651,480	—	15,338,251
Communication services	11,548,877	—	—	11,548,877
Consumer staples	8,851,272	1,712,546	—	10,563,818
Industrials	9,380,076	1,001,315	—	10,381,391
Consumer discretionary	8,781,871	1,008,584	—	9,790,455
Materials	6,410,933	855,613	—	7,266,546
Energy	5,360,815	247,088	—	5,607,903
Real estate	4,894,516	162,053	—	5,056,569
Utilities	2,211,602	894,614	—	3,106,216
Preferred securities	—	127,433	—	127,433
Convertible stocks	438,610	—	—	438,610
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	23,063,879	—	23,063,879
Mortgage-backed obligations	—	17,289,625	—	17,289,625
U.S. Treasury bonds & notes	—	13,044,783	—	13,044,783
Asset-backed obligations	—	3,040,090	—	3,040,090
Bonds & notes of governments & government agencies outside the U.S.	—	755,166	—	755,166
Municipals	—	737,032	—	737,032
Federal agency bonds & notes	—	339,790	—	339,790
Short-term securities	22,594,204	—	—	22,594,204
Total	$135,953,085	$67,076,990	$—	$203,030,075
American Balanced Fund — Page 49 of 50

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$250,813	$—	$—	$250,813
Unrealized appreciation on interest rate swaps	—	19,542	—	19,542
Liabilities:
Unrealized depreciation on futures contracts	(73,286)	—	—	(73,286)
Unrealized depreciation on interest rate swaps	—	(4,392)	—	(4,392)
Unrealized depreciation on credit default swaps	—	(1,743)	—	(1,743)
Total	$177,527	$13,407	$—	$190,934
*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts	G.O. = General Obligation
AMT = Alternative Minimum Tax	ICE = Intercontinental Exchange, Inc.
Auth. = Authority	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	Redev. = Redevelopment
CLO = Collateralized Loan Obligations	Ref. = Refunding
Dept. = Department	Rev. = Revenue
Dev. = Development	SIFMA = Securities Industry and Financial Markets Association
Econ. = Economic	SOFR = Secured Overnight Financing Rate
EFFR = Effective Federal Funds Rate	TBA = To-be-announced
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-011-0521O-S78072	American Balanced Fund — Page 50 of 50